December 30, 2010

Dear Shareholder,

On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.

The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.

Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process of integrating the combined business, the Invesco Funds’ Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:

•	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

•	Reduce overlap in the product lineup; and

•	Build a solid foundation for further growth to meet client and shareholder needs.

In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to provide an expense ratio that is at or near the lowest current expense ratio of all Target Funds in each proposed set of reorganizations (excluding certain investment-related costs) for a period of time post reorganization.

The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

GCE-PXY-1

AIM Investment Funds (Invesco Investment Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011

A joint special meeting (the “Meeting”) of the shareholders of the series of AIM Investment Funds (Invesco Investment Funds) (the “Target Trust”) identified below will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between each “Target Fund” listed below and Invesco Global Core Equity Fund (the “Acquiring Fund”), a series of AIM Funds Group (Invesco Funds Group) (the “Acquiring Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Target Funds and the Acquiring Fund involved in each proposed Reorganization are:

Target Funds	Acquiring Fund
Invesco Global Fund	Invesco Global Core Equity Fund
Invesco Global Dividend Growth Securities Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund

Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Target Fund’s shareholders approve the proposal.

The Board of Trustees of the Target Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer

December 30, 2010

AIM Investment Funds (Invesco Investment Funds)

AIM Funds Group (Invesco Funds Group)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

JOINT PROXY STATEMENT/PROSPECTUS
December 30, 2010

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of Invesco Global Fund (the “Global Fund”), Invesco Global Dividend Growth Securities Fund (the “Global Dividend Growth Fund”), Invesco Van Kampen Global Equity Allocation Fund (the “VK Global Equity Allocation Fund”) and Invesco Van Kampen Global Franchise Fund (the “VK Global Franchise Fund”), each a series of AIM Investment Funds (Invesco Investment Funds) (the “Target Trust”), should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. The Global Fund, the Global Dividend Growth Fund, the VK Global Equity Allocation Fund and the VK Global Franchise Fund are each referred to herein as a “Target Fund” and, together, as the “Target Funds.” This document is both the proxy statement of the Target Funds and also a prospectus for Invesco Global Core Equity Fund (the “Acquiring Fund”), which is a series of AIM Funds Group (Invesco Funds Group) (the “Acquiring Trust”). The Target Trust and the Acquiring Trust are registered open-end management investment companies. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.

The Board of Trustees of the Target Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January 24, 2011 to all shareholders eligible to vote on a Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of each Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Funds or the Acquiring Fund. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for that Target Fund.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Page

Exhibits
EXHIBIT A Outstanding Shares of the Target Funds	A-1
EXHIBIT B Ownership of the Target Funds	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve the Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to vote?

As a shareholder of a Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.

If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganizations?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote in favor of the Reorganization.

What are the reasons for the proposed Reorganizations?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a shareholder?

Immediately after a Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Funds have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives

Targets Funds	Acquiring Fund

Global Fund
Long-term growth of capital.	Long-term growth of capital.

Global Dividend Growth Fund
Reasonable current income and long-term growth of income and capital.

VK Global Equity Allocation Fund
Long-term capital appreciation.

VK Global Franchise Fund
Long-term capital appreciation.

1

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Funds, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the corresponding Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of each Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and the Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown. Note that pro forma total expenses of the Class A shares of the Acquiring Fund are expected to be higher than the total expenses of the Class B shares of the Global Dividend Growth Fund, which will be exchanged for Class A shares of the Acquiring Fund as part of the Reorganization.

None of the Reorganizations are contingent upon shareholder approval of any other Reorganization. For multi-Fund Reorganizations, it is anticipated that the lowest expense ratio will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented and that the highest expense ratio will result if the Global Fund is the only Target Fund that participates in the Reorganization with the Acquiring Fund. The range of impact to Fund expenses is reflected in the expense tables below, which provide the highest and lowest projected expense ratios for the Acquiring Fund.

Expense Tables and Expense Examples*

	Current														Combined Pro Forma
													Acquiring		Target Funds		Global Fund
	Target Funds												Fund		+		+
													Invesco		Acquiring Fund		Acquiring Fund
			VK Global										Global		(assumes all		(assumes only one
	Global		Franchise		Global Dividend				VK Global Equity				Core Equity		Reorganizations		Reorganization
	Fund		Fund		Growth Fund				Allocation Fund				Fund		are completed)		is completed)
	Class A		Class A		Class A		Class B(4)		Class A		Class B(4)		Class A		Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%		None		5.50%		None		5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		5.00%		None		5.00%		None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00	%(1)	None		None		None		None		None		2.00	%(1)	2.00	%(8)	2.00	%(8)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.75%		0.67%		0.67%		1.00%		1.00%		0.80%		0.76%		0.80%
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%		0.22%		0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	1.80%		0.26	%(2)	0.39	%(2)	0.39	%(2)	0.58	%(2)	0.58	%(2)	0.88%		0.37%		0.88%
Total Annual Fund Operating Expenses	2.85%		1.26	%(2)	1.31	%(2)	1.28	%(2)	1.83	%(2)	1.83	%(2)	1.93%		1.38%		1.93%

Fee Waiver and/or Expense Reimbursement	0.59	%(3)	0.00%		0.06	%(5)	0.06	%(5)	0.13	%(6)	0.13	%(6)	0.00%		0.13	%(9)	0.08	%(10)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.26%		1.26	%(2)	1.25%		1.22%		1.70%		1.70%		1.93%		1.25%		1.85%

2

	Current						Combined Pro Forma
					Acquiring		Target Funds		Global Fund
	Target Funds				Fund		+		+
					Invesco		Acquiring Fund		Acquiring Fund
			VK Global		Global Core		(assumes all		(assumes only one
	Global		Franchise		Equity		Reorganizations		Reorganization
	Fund		Fund		Fund		are completed)		is completed)
	Class B		Class B		Class B		Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%		5.00%		5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00	%(1)	None		2.00	%(1)	2.00	%(8)	2.00	%(8)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.75%		0.80%		0.76%		0.80%
Distribution and Service (12b-1) Fees	1.00%		0.52%		1.00%		1.00%		1.00%
Other Expenses	1.80%		0.26	%(2)	0.88%		0.37%		0.88%
Total Annual Fund Operating Expenses	3.60%		1.53	%(2)	2.68%		2.13%		2.68%

Fee Waiver and/or Expense Reimbursement	0.59	%(3)	0.00%		0.00%		0.61	%(9)	0.08	%(10)
Total Annual Fund Operating Expenses after Fee Waiver
and/or Expense Reimbursement	3.01%		1.53	%(2)	2.68%		1.52%		2.60%

	Current										Combined Pro Forma
									Acquiring		Target Funds		Global Fund
	Target Funds								Fund		+		+
					Global		VK Global		Invesco		Acquiring Fund		Acquiring Fund
			VK Global		Dividend		Equity		Global Core		(assumes all		(assumes only one
	Global		Franchise		Growth		Allocation		Equity		Reorganizations		Reorganization
	Fund		Fund		Fund		Fund		Fund		are completed)		is completed)
	Class C		Class C		Class C		Class C		Class C		Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00	%(1)	None		None		None		2.00	%(1)	2.00	%(8)	2.00	%(8)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.75%		0.67%		1.00%		0.80%		0.76%		0.80%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	1.80%		0.26	%(2)	0.39	%(2)	0.58	%(2)	0.88%		0.37%		0.88%
Total Annual Fund Operating Expenses	3.60%		2.01	%(2)	2.06	%(2)	2.58	%(2)	2.68%		2.13%		2.68%

Fee Waiver and/or Expense Reimbursement	0.59	%(3)	0.00%		0.06	%(5)	0.13	%(6)	0.00%		0.13	%(9)	0.08	%(10)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	3.01%		2.01	%(2)	2.00%		2.45%		2.68%		2.00%		2.60%

	Current				Combined Pro Forma
			Acquiring		Target Funds		Global Fund
	Target Fund		Fund		+		+
			Invesco		Acquiring Fund		Acquiring Fund
			Global Core		(assumes all		(assumes the
	Global		Equity		Reorganizations		Reorganization
	Fund		Fund		are completed)		is completed)
	Class R		Class R		Class R		Class R

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00	%(1)	2.00	%(1)	2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.80%		0.76%		0.80%
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%		0.50%
Other Expenses	1.80%		0.88	%(2)	0.37%		0.88%
Total Annual Fund Operating Expenses	3.10%		2.18	%(2)	1.63%		2.18%

Fee Waiver and/or Expense Reimbursement	0.59	%(3)	0.00%		0.13	%(9)	0.08	%(10)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.51%		2.18	%(2)	1.50%		2.10%

3

	Current										Combined Pro Forma
									Acquiring		Target Funds		Global Fund
	Target Funds								Fund		+		+
					Global		VK Global		Invesco		Acquiring Fund		Acquiring Fund
			VK Global		Dividend		Equity		Global Core		(assumes all		(assumes only one
	Global		Franchise		Growth		Allocation		Equity		Reorganizations		Reorganization
	Fund		Fund		Fund		Fund		Fund		are completed)		is completed)
	Class Y		Class Y		Class Y		Class Y		Class Y		Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None		None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00	%(1)	None		None		None		2.00	%(1)	2.00	%(8)	2.00	%(8)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment) Management Fees	0.80%		0.75%		0.67%		1.00%		0.80%		0.76%		0.80%
Distribution and Service (12b-1) Fees	None		None		None		None		None		None		None
Other Expenses	1.80%		0.26	%(2)	0.39	%(2)	0.58	%(2)	0.88%		0.37%		0.88%
Total Annual Fund Operating Expenses	2.60%		1.01	%(2)	1.06	%(2)	1.58	%(2)	1.68%		1.13%		1.68%

Fee Waiver and/or Expense Reimbursement	0.59	%(3)	0.00%		0.06	%(5)	0.13	%(6)	0.00%		0.13	%(9)	0.08	%(10)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.01%		1.01	%(2)	1.00%		1.45%		1.68%		1.00%		1.60%

	Current				Combined Pro Forma
			Acquiring		Target Funds		Global Fund
	Target Fund		Fund		+		+
			Invesco		Acquiring Fund		Acquiring Fund
			Global Core		(assumes all		(assumes the
	Global		Equity		Reorganizations		Reorganization
	Fund		Fund		are completed)		is completed)
	Institutional		Institutional		Institutional		Institutional
	Class		Class		Class		Class

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00	%(1)	2.00	%(1)	2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.80%		0.76%		0.80%
Distribution and Service (12b-1) Fees	None		None		None		None
Other Expenses	1.37%		0.44%		0.19%		0.45%
Total Annual Fund Operating Expenses	2.17%		1.24%		0.95%		1.25%

Fee Waiver and/or Expense Reimbursement	0.16	%(3)	0.00%		0.00	%(9)	0.00	%(10)
Total Annual Fund Operating Expenses after Fee Waiver
and/or Expense Reimbursement	2.01%		1.24%		0.95%		1.25%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in a Fund’s current prospectus) of the Global Fund (October 31, 2009), the VK Global Franchise Fund (June 30, 2010), the Global Dividend Growth Fund (March 31, 2010), the VK Global Equity Allocation Fund (June 30, 2010), and the Acquiring Fund (December 31, 2009). Pro forma numbers are estimated as if the Reorganizations had been completed as of January 1, 2009 and do not include the estimated costs of the Reorganizations. The Global Fund, the VK Global Franchise Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund will not bear any Reorganization costs. For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

(1)	You may be charged a 2.00% fee if you redeem or exchange shares of the Global Fund or Acquiring Fund within 31 days of purchase.

(2)	Based on estimated amounts for the current fiscal year.

(3)	The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares of the Global Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Global Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver arrangement, it will terminate on February 28, 2011. Fee Waivers have been restated to reflect this agreement.

(4)	Class B shareholders of the Global Dividend Growth Fund and the VK Global Equity Allocation Fund will be issued Class A shares of the Acquiring Fund as part of the Reorganizations.

(5)	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares of the Global Dividend Growth Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.25%, Class B shares to 2.00%, Class C shares to 2.00% and Class Y shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short

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sales; (4) extraordinary or non-routine items; and (5) expenses that the Global Dividend Growth Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(6)	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares of the VK Global Equity Allocation Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.70%, Class B shares to 2.45%, Class C shares to 2.45% and Class Y shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the VK Global Equity Allocation Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(8)	Except for the Global Fund, shares of the Acquiring that are distributed in connection with the Reorganizations will not be subject to a redemption fee.

(9)	Effective upon closing of the Reorganizations, the Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.00% and 1.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. In addition, Invesco Distributors, Inc., the Acquiring Fund’s distributor, has agreed through at least June 30, 2013, to waive distribution fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.52% of average daily net assets. Unless the Board and Invesco Advisers mutually agree to amend or continue these fee waiver agreements, they will terminate on June 30, 2013.

(10)	If the Reorganization with the Global Fund is the only Reorganization to close, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares of the Acquiring Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.85%, Class B shares to 2.60%, Class C shares to 2.60%, Class R shares to 2.10%, Class Y shares to 1.60% and Institutional Class shares to 1.60% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Expense Examples

This Example is intended to help you compare the costs of investing in different classes of a Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Global Fund (Target) — Class A	$766	$1,332	$1,922	$3,511
VK Global Franchise Fund (Target) — Class A	$671	$928	$1,204	$1,989
Global Dividend Growth Fund (Target) — Class A	$670	$931	$1,218	$2,032
Global Dividend Growth Fund (Target) — Class B(1)	$624	$694	$890	$1,543
Global Dividend Growth Fund (Target) — Class B(1) (if you did not redeem your shares)	$124	$394	$690	$1,543
VK Global Equity Allocation Fund (Target) — Class A	$713	$1,069	$1,462	$2,559
VK Global Equity Allocation Fund (Target) — Class B(1)	$673	$850	$1,165	$2,126
VK Global Equity Allocation Fund (Target) — Class B(1) (if you did not redeem your shares)	$173	$550	$965	$2,126
Invesco Global Core Equity Fund (Acquiring) — Class A	$735	$1,123	$1,535	$2,680
Combined Pro forma Target Funds + Acquiring Fund — Class A (assuming all Reorganizations are completed)	$670	$938	$1,240	$2,094
Combined Pro forma Global Fund + Acquiring Fund — Class A (assuming only one Reorganization is completed)	$728	$1,115	$1,528	$2,674

Global Fund (Target) — Class B	$804	$1,349	$2,014	$3,658
Global Fund (Target) — Class B (if you did not redeem your shares)	$304	$1,049	$1,814	$3,658
VK Global Franchise Fund (Target) — Class B	$656	$783	$1,034	$1,751
VK Global Franchise Fund (Target) — Class B (if you did not redeem your shares)	$156	$483	$834	$1,751
Invesco Global Core Equity Fund (Acquiring) — Class B	$771	$1,132	$1,620	$2,831
Invesco Global Core Equity Fund (Acquiring) — Class B (if you did not redeem your shares)	$271	$832	$1,420	$2,831
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming all Reorganizations are completed)	$655	$846	$1,229	$2,169
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming all Reorganizations are completed) (if you did not redeem your shares)	$155	$546	$1,029	$2,169
Combined Pro forma Global Fund + Acquiring Fund — Class B (assuming only one Reorganization is completed)	$763	$1,125	$1,613	$2,826
Combined Pro forma Global Fund + Acquiring Fund — Class B (assuming only one Reorganization is completed) (if you did not redeem your shares)	$263	$825	$1,413	$2,826

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	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Global Fund (Target) — Class C	$404	$1,049	$1,814	$3,824
Global Fund (Target) — Class C (if you did not redeem your shares)	$304	$1,049	$1,814	$3,824
VK Global Franchise Fund (Target) — Class C	$304	$630	$1,083	$2,338
VK Global Franchise Fund (Target) — Class C (if you did not redeem your shares)	$204	$630	$1,083	$2,338
Global Dividend Growth Fund (Target) — Class C	$303	$634	$1,097	$2,380
Global Dividend Growth Fund (Target) — Class C (if you did not redeem your shares)	$203	$634	$1,097	$2,380
VK Global Equity Allocation Fund (Target) — Class C	$348	$777	$1,346	$2,895
VK Global Equity Allocation Fund (Target) — Class C (if you did not redeem your shares)	$248	$777	$1,346	$2,895
Invesco Global Core Equity Fund (Acquiring) — Class C	$371	$832	$1,420	$3,012
Invesco Global Core Equity Fund (Acquiring) — Class C (if you did not redeem your shares)	$271	$832	$1,420	$3,012
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming all Reorganizations are completed)	$303	$641	$1,120	$2,441
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming all Reorganizations are completed) (if you did not redeem your shares)	$203	$641	$1,120	$2,441
Combined Pro forma Global Fund + Acquiring Fund — Class C (assuming only one Reorganization is completed)	$363	$825	$1,413	$3,007
Combined Pro forma Global Fund + Acquiring Fund — Class C (assuming only one Reorganization is completed) (if you did not redeem your shares)	$263	$825	$1,413	$3,007

Global Fund (Target) — Class R	$254	$902	$1,574	$3,370
Invesco Global Core Equity Fund (Acquiring) — Class R	$221	$682	$1,170	$2,513
Combined Pro forma Target Funds + Acquiring Fund — Class R (assuming all Reorganizations are completed)	$153	$488	$861	$1,910
Combined Pro forma Global Fund + Acquiring Fund — Class R (assuming only one Reorganization is completed)	$213	$674	$1,162	$2,507

Global Fund (Target) — Class Y	$204	$752	$1,328	$2,891
VK Global Franchise Fund (Target) — Class Y	$103	$322	$558	$1,236
Global Dividend Growth Fund (Target) — Class Y	$102	$325	$573	$1,283
VK Global Equity Allocation Fund (Target) — Class Y	$148	$473	$835	$1,856
Invesco Global Core Equity Fund (Acquiring) — Class Y	$171	$530	$913	$1,987
Combined Pro forma Target Funds + Acquiring Fund — Class Y (assuming all Reorganizations are completed)	$102	$333	$597	$1,351
Combined Pro forma Global Fund + Acquiring Fund — Class Y (assuming only one Reorganization is completed)	$163	$522	$905	$1,980

Global Fund (Target) — Institutional Class	$204	$664	$1,150	$2,491
Invesco Global Core Equity Fund (Acquiring) — Institutional Class	$126	$393	$681	$1,500
Combined Pro forma Target Funds + Acquiring Fund — Institutional Class (assuming all Reorganizations are completed)	$97	$303	$525	$1,166
Combined Pro forma Global Fund + Acquiring Fund — Institutional Class (assuming only one Reorganization is completed)	$127	$397	$686	$1,511

(1)	Class B shareholders of the Global Dividend Growth Fund and the VK Global Equity Allocation Fund will be issued Class A shares of the Acquiring Fund as part of the Reorganizations.

The Example is not a representation of past or future expenses. The Target Funds’ and the Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Target Funds’ or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance.

The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of each Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

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			10 Years or
Average Annual Total Returns*	1 Year	5 Years	Since Inception**

Invesco Global Core Equity Fund (Acquiring Fund) — Class A (inception date: 12/29/2000)
Return Before Taxes	(1.31)%	(0.99)%	3.90%
Return After Taxes on Distributions	(1.40)%	(1.58)%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	(0.73)%	(0.90)%	3.29%

Global Fund (Target Fund) — Class A (inception date: 11/04/2003)
Return Before Taxes	0.80%	(0.38)%	2.00%
Return After Taxes on Distributions	0.80%	(0.85)%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares	0.52%	(0.15)%	1.85%

VK Global Franchise Fund (Target Fund) — Class A (inception date: 09/25/1998)(1)
Return Before Taxes	9.88%	5.21%	9.42%
Return After Taxes on Distributions	9.44%	3.81%	8.50%
Return After Taxes on Distributions and Sale of Fund Shares	6.60%	4.23%	8.14%

Global Dividend Growth Fund (Target Fund) — Class A (inception date: 07/28/1997)(2)
Return Before Taxes	(0.08)%	(2.53)%	1.95%
Return After Taxes on Distributions	(0.85)%	(3.60)%	1.24%
Return After Taxes on Distributions and Sale of Fund Shares	(0.09)%	(2.01)%	1.69%

VK Global Equity Allocation Fund (Target Fund) — Class A (inception date: 01/04/1993)(3)
Return Before Taxes	0.93%	1.73%	1.14%
Return After Taxes on Distributions	0.93%	1.62%	0.60%
Return After Taxes on Distributions and Sale of Fund Shares	0.60%	1.49%	0.72%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

**	Since Inception is provided if less than 10 years.

(1)	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the VK Global Franchise Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the VK Global Franchise Fund. The returns of the VK Global Franchise Fund are different from the predecessor fund as they had different expenses and sales charges.

(2)	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Morgan Stanley Investment Advisors Inc. and was reorganized into the Global Dividend Growth Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Global Dividend Growth Fund. The returns of the Global Dividend Growth Fund are different from the predecessor fund as they had different expenses and sales charges.

(3)	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the VK Global Equity Allocation Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the VK Global Equity Allocation Fund. The returns of the VK Global Equity Allocation Fund are different from the predecessor fund as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The contractual advisory fee of the Acquiring Fund is higher than the contractual advisory fee of the Global Dividend Growth Fund. The advisory fee of the Acquiring Fund at certain breakpoint levels is higher than the advisory fee of the VK Global Franchise Fund. The contractual advisory fees for the Acquiring Fund are lower than the contractual advisory fees of the VK Global Equity Allocation Fund. The contractual advisory fees for the Acquiring Fund and those for the Global Fund are the same. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Hong Kong Limited;

7

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Australia Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds, including redemption fees for each class of the Global Fund, are the same as those of the corresponding class of the Acquiring Fund.

How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund. However, as part of the Reorganization, Class B shareholders of the Global Dividend Growth Fund and the VK Global Equity Allocation Fund will receive Class A shares of the Acquiring Fund. Class A shares have a different sales load structure. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?

The portfolio management teams of the Global Fund and the Acquiring Fund will be different. The portfolio management teams for the VK Global Franchise Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund are the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

The VK Global Franchise Fund Reorganization may result in the sale of some of the portfolio securities of the VK Global Franchise Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The sale of such portfolio securities in connection with the VK Global Franchise Fund Reorganization may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the VK Global Franchise Fund Reorganization (as distinct from normal portfolio turnover) will result in a capital gain distribution to shareholders of approximately 3.9% of the net asset value of the Acquiring Fund following the Reorganization.

When are the Reorganizations expected to occur?

If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2011.

How do I vote on a Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

8

What will happen if shareholders of a Target Fund do not approve a Reorganization?

If the shareholders of a Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for such Target Fund. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of your Target Fund exchanged for shares of the Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Joint Proxy Statement/Prospectus?

You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at 1-800-959-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Investment Strategies.  The investment strategies of the Acquiring Fund and each of the Target Funds are similar. The Acquiring Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund each invest, under normal circumstances, at least 80% of their respective net assets (plus borrowings for investment purposes) in equity securities. The Global Dividend Growth Fund invests in dividend paying equity securities of companies located in various countries around the world. The VK Global Equity Allocation Fund seeks to meet its investment objective by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

The Funds differ somewhat in the kinds of securities in which they invest. The Acquiring Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the Acquiring Fund’s portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer. Under normal market conditions, the VK Global Franchise Fund invests primarily in a non-diversified portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgment of the Adviser, have resilient business franchises and growth potential. The Global Dividend Growth Fund invests primarily in common stocks (including depositary receipts) of companies of any size with a record of paying dividends and potential for increasing dividends. The VK Global Equity Allocation Fund invests primarily in common stocks of companies that the Adviser believes have attractive growth prospects and are trading at attractive valuations relative to the market and to peers. The Global Fund invests primarily in equity securities of medium and large-capitalization domestic and foreign issuers. Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase equity securities and depositary receipts.

Although each Fund invests, under normal circumstances, in issuers located in at least three countries, they may invest in different countries and in different amounts. The Acquiring Fund and the Global Fund emphasize investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The VK Global Franchise Fund and the VK Global Equity Allocation Fund, under normal market conditions, invest at least 65% of their respective total assets in securities of issuers located in at least three countries (including the U.S.). The Global Dividend Growth Fund invests in securities of issuers from a broad range of countries, which may include developing or emerging market countries, i.e., those that are in the initial stages of their industrial cycle.

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Each Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging countries, although in different amounts. The Acquiring Fund may invest up to 20% of its total assets in issuers located in developing countries. The Global Dividend Growth Fund may invest up to 15% of its assets in emerging market securities (held either directly or in the form of depositary receipts), including up to 10% of its assets in local shares (shares traded in the issuer’s local or regional market). The Global Fund may also invest in issuers located in developing countries.

The Adviser employs different security selection processes for the Funds. In selecting securities for the Acquiring Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund, the Adviser seeks to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the Adviser when evaluating potential investments for these Funds include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels. In analyzing potential investments for these Funds, the Adviser conducts research on issuers meeting their criteria and may communicate directly with management.

In selecting investments for the VK Global Franchise Fund, the VK Global Equity Allocation Fund and the Global Dividend Growth Fund, the Adviser employs a bottom-up investment approach that emphasizes security selection on an individual company basis. The VK Global Franchise Fund invests in securities of issuers that the Adviser believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The Adviser seeks to identify investments for the Global Fund that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating investments for the Global Fund, the Adviser emphasizes several factors, such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential. In attempting to meet its investment objective, the VK Global Equity Allocation Fund may engage in active and frequent trading of portfolio securities.

The Adviser also uses different criteria for selling portfolio securities of each Fund. The Adviser considers selling a portfolio security of the Acquiring Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund when (1) its share price increases and its internal valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters. Sell decisions of the VK Global Franchise Fund are directly connected to buy decisions. The Adviser typically considers whether to sell a portfolio security of the Global Fund in any of four circumstances: (1) a more attractive investment opportunity is identified, (2) the full value of the investment is deemed to have been realized, (3) there has been a fundamental negative change in management strategy of the issuer, or (4) there has been a fundamental negative change in competitive environment.

The VK Global Franchise Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund may each use derivatives, although they may invest in different derivative instruments and in different amounts. The VK Global Franchise Fund and the VK Global Equity Allocation Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. The Global Dividend Growth Fund may use forward foreign currency exchange contracts, which are derivative instruments, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Global Dividend Growth Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Certain of the Funds may invest in non-equity securities, but they may invest in different non-equity securities and in different amounts. The Global Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Global Dividend Growth Fund may invest up to 20% of its assets in convertible debt securities, convertible preferred securities, U.S. government securities, fixed-income securities issued by foreign governments and international organizations and investment grade corporate debt securities. The VK Global Franchise Fund and the VK Global Equity Allocation Fund may also invest in convertible securities. The VK Global Equity Allocation Fund may invest up to 10% of its total assets in real estate investment trusts (REITs) and foreign real estate companies.

Repositioning Costs.  The VK Global Franchise Fund Reorganization may result in the sale of some of the portfolio securities of the VK Global Franchise Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities in connection with the VK Global Franchise Fund Reorganization are estimated to have a 47 basis point impact on the VK Global Franchise Fund’s asset base.

The sale of such portfolio securities in connection with the VK Global Franchise Fund Reorganization may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the VK Global Franchise Fund Reorganization (as distinct from normal portfolio turnover) will result in a capital gain distribution to shareholders of approximately 3.9% of the net asset value of the Acquiring Fund following the Reorganization.

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Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries. Additionally, the risks of investing in emerging market securities can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, foreign taxation issues.	Acquiring Fund, Global Fund, VK Global Franchise Fund, Global Dividend Growth Fund and VK Global Equity Allocation Fund

Foreign Securities Risk. The Funds’ foreign investments be affected by changes in the foreign country’s exchange rates; fluctuations in foreign currencies; political, economic and social instability; differences in securities regulation and trading; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.	Acquiring Fund, Global Fund, VK Global Franchise Fund, Global Dividend Growth Fund and VK Global Equity Allocation Fund

Management Risk. The investment techniques and risk analysis used by the Funds’ portfolio managers may not produce the desired results.	Acquiring Fund, Global Fund, VK Global Franchise Fund, Global Dividend Growth Fund and VK Global Equity Allocation Fund

Market Risk. The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment; general economic, political and market conditions; conditions specific to the company; regional or global instability; and currency and interest rate fluctuations.	Acquiring Fund, Global Fund, VK Global Franchise Fund, Global Dividend Growth Fund and VK Global Equity Allocation Fund

Small- and Mid-Capitalization Risk. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.	Acquiring Fund, VK Global Franchise Fund, Global Dividend Growth Fund and VK Global Equity Allocation Fund

Value Investing Style. The Acquiring Fund and the Global Dividend Growth Fund emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.	Acquiring Fund, VK Global Franchise Fund, Global Dividend Growth Fund and VK Global Equity Allocation Fund

Convertible Securities. Investments in convertible securities subject the Global Dividend Growth Fund, the VK Global Franchise Fund and the VK Global Equity Allocation Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of these Funds’ convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.	Global Dividend Growth Fund, VK Global Franchise Fund and VK Global Equity Allocation Fund

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.	VK Global Franchise Fund, Global Dividend Growth Fund and VK Global Equity Allocation Fund

Limited Number of Holdings Risk. The Global Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Global Fund.	Global Fund

Non-Diversified Fund. The VK Global Franchise Fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, is subject to	VK Global Franchise Fund

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Principal Risk	Funds Subject to Risk

greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of its shares.

Currency Hedging Risk. In connection with its investments in foreign securities, the Global Dividend Growth Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). Hedging the Global Dividend Growth Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Global Dividend Growth Fund’s securities are not denominated.	Global Dividend Growth Fund

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.	Global Dividend Growth Fund

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the VK Global Equity Allocation Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.	VK Global Equity Allocation Fund

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the VK Global Equity Allocation Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the VK Global Equity Allocation Fund’s tax liability.	VK Global Equity Allocation Fund

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. In addition, each Fund, except for the VK Global Franchise Fund, has adopted a fundamental investment restriction to operate as a diversified Fund. The VK Global Franchise Fund is a non-diversified fund and has not adopted a fundamental investment restriction relating to diversification. Except for diversification, the fundamental and non-fundamental investment restrictions of the Target Funds and those of the Acquiring Fund are the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board of Trustees.

The Target Funds and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

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The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes

Global Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R*
Class Y	Class Y
Institutional Class	Institutional Class

VK Global Franchise Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y

Global Dividend Growth Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class Y	Class Y

VK Global Equity Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class Y	Class Y

*	Class R shares will not be issued until the Closing.

No Fund offers Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.  Class A shares of the Acquiring Fund can be purchased at the public offering price, which includes an initial sales charge ranging from 5.50% to zero, depending on the amount of your investment. The Acquiring Fund offers reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Funds. The prospectuses and statements of additional information of the Funds describe in detail these reductions and waivers. Global Dividend Growth Fund and VK Global Equity Allocation Fund shareholders who hold Class B shares will receive Class A shares of the Acquiring Fund.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganizations. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganizations will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganizations, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in a Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganizations, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge. Class B shareholders of the Global Dividend Growth Fund and the VK Global Equity Allocation Fund who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge.

The sales charge schedule (if any) of the other share classes of the Target Funds are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. The Funds’ prospectuses describe the principal sales charges applicable to each such share class.

Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B and Class C shares, and with respect to Class R shares of the Global Fund and the Acquiring Fund. Class Y shares of the Funds and Institutional Class shares of the Global Fund and the Acquiring Fund are not subject to the Distribution Plans.

Pursuant to the Distribution Plan, each Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of

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up to 0.25% of each Target Fund’s average daily net assets attributable to Class A shares, at the annual rate of up to 1.00% of each Target Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of up to 0.50% of the Global Fund’s average net assets attributable to Class R shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the VK Global Franchise Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.

The Distribution Plans for the Acquiring Fund and the Global Fund are similar to the other Target Funds except that the IDI is entitled to be paid by the Acquiring Fund or the Global Fund the maximum amounts described above (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares, and 0.50% for Class R shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s and the Global Fund’s Distribution Plan, the underwriter could, in practice, receive payments in excess of the amounts actually paid under the other Target Funds’ “reimbursement” type Distribution Plan.

The Global Dividend Growth Fund’s Class B 12b-1 fee was 0.22%; the Acquiring Fund’s Class A 12b-1 fee is 0.25%. Accordingly, if the Reorganization is completed with respect to the Global Dividend Growth Fund, Global Dividend Growth Fund shareholders will pay higher 12b-1 fees in the Acquiring Fund.

The fee tables under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describe the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plans following the Reorganizations.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Funds and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares of the Acquiring Fund or the Global Fund. Institutional Class shares of the Acquiring Fund and the Global Fund require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Redemption Fees.  The Acquiring Fund charges a 2% redemption fee on shares that are redeemed within 31 days of purchase. The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments in a Fund. This redemption fee is retained by the Fund. The Global Fund also charges a redemption fee, but the VK Global Franchise Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund do not charge redemption fees.

Except for the Global Fund, shares of the Acquiring Fund that are distributed in connection with a Reorganization will not be subject to a redemption fee. However, shares of the Acquiring Fund purchased after a Reorganization will be subject to the Acquiring Fund’s redemption fee. The redemption fee will be waived on sales or exchanges of Acquiring Fund shares under certain circumstances, which are described in the Acquiring Fund’s prospectus. Additional information relating to redemption fees is available in the Acquiring Fund’s prospectus.

Comparison of Distribution Policies

The Acquiring Fund, the Global Fund, the VK Global Franchise Fund and the VK Global Equity Allocation Fund declare and pay dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. The Global Dividend Growth Fund declares and pays dividends of net investment income, if any, semi-annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

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Forms of Organization and Securities to be Issued

The Target Funds and the Acquiring Fund are series of the Target Trust and the Acquiring Trust, respectively (together, the “Trusts”), each of which is a Delaware statutory trust. In addition, the Trusts’ governing instruments, including declarations of trust and bylaws, are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the Acquiring Fund. Each share of a Fund represents an equal proportionate interest with each other share of that Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the respective Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

Pending Litigation

Detailed information concerning pending litigation can be found in the Acquiring Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATIONS

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after a Reorganization will be the same as the value of your account with the Target Fund immediately prior to a Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with a Reorganization will be the corresponding class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

Each Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2011, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of a Target Fund do not approve the Agreement or if a Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

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Board Considerations in Approving the Reorganizations

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committee”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including presentations by the Ad Hoc Merger Committee. The Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trusts (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trusts who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base; (ii) Invesco Advisers’ paying the expenses related to the Reorganizations for the Target Funds; (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for one or two years after the Closing; and (iv) the expected tax free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.

With respect to the proposed Reorganization of the Global Fund into the Acquiring Fund, the Board further considered that (i) Global Fund shareholders would become shareholders of a Fund with a comparable effective management fee and an estimated lower overall total expense ratio on a pro forma basis; (ii) the Acquiring Fund’s fee rate is consistent with the Invesco Funds’ Uniform Fee Schedule; (iii) the investment objective, strategies and related risks of the Funds are similar; (iv) the Funds have different portfolio management teams; (v) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above on a pro forma basis, through (a) June 30, 2012, if only the Reorganization with the Global Fund closes, or (b) June 30, 2013, if all of the Reorganizations close; and (vi) IDI’s agreement to cap the Acquiring Fund’s Class B 12b-1 fees, as disclosed above on a pro forma basis, through June 30, 2013, if the Reorganization with the VK Global Franchise Fund closes.

With respect to the proposed Reorganization of the Global Dividend Growth Fund into the Acquiring Fund, the Board further considered that (i) Global Dividend Growth Fund shareholders would experience a net effective management fee rate increase; (ii) the Acquiring Fund’s fee rate is consistent with the Invesco Funds’ Uniform Fee Schedule; (iii) the Acquiring Fund has a shorter track record and fewer assets than the Global Dividend Growth Fund; (iv) Global Dividend Growth Fund Class B shares would be mapped into Acquiring Fund Class A shares, which would result in an increase in effective 12b-1 expenses but would decrease the contractual 12b-1 fees, and Global Dividend Growth Fund Class B shareholders would become Class A shareholders of a Fund with an estimated higher overall total expense ratio on a pro forma basis; (v) the investment objective, strategies and related risks of the Funds are similar; (vi) the Funds have the same portfolio management team; (vii) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above on a pro forma basis, through June 30, 2013, if all of the Reorganizations close; and (viii) IDI’s agreement to cap the Acquiring Fund’s Class B 12b-1 fees, as disclosed above on a pro forma basis, through June 30, 2013, if the Reorganization with the VK Global Franchise Fund closes.

With respect to the proposed Reorganization of the VK Global Franchise Fund into the Acquiring Fund, the Board further considered that (i) VK Global Franchise Fund shareholders would experience an effective management fee rate increase; (ii) the Acquiring Fund’s fee rate is consistent with the Invesco Funds’ Uniform Fee Schedule; (iii) the Acquiring Fund has a shorter track record and fewer assets than the VK Global Franchise Fund; (iv) the investment objective, strategies and related risks of the Funds are similar; (v) the Funds have the same portfolio management team; (vi) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above on a pro forma basis, through June 30, 2013, if all of the Reorganizations close; and (vii) IDI’s agreement to cap the Acquiring Fund’s Class B 12b-1 fees, as disclosed above on a pro forma basis, through June 30, 2013, if the Reorganization with the VK Global Franchise Fund closes.

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With respect to the proposed Reorganization of the VK Global Equity Allocation Fund into the Acquiring Fund, the Board further considered that (i) VK Global Equity Allocation Fund shareholders would become shareholders of a Fund with a lower effective management fee and an estimated lower overall total expense ratio on a pro forma basis; (ii) the Acquiring Fund’s fee rate is consistent with the Invesco Funds’ Uniform Fee Schedule; (iii) VK Global Equity Allocation Fund Class B shares would map into Acquiring Fund Class A shares without impact to shareholders at effective 12b-1 fee rates; (iv) the Acquiring Fund has a shorter track record and fewer assets than the VK Global Equity Allocation Fund; (v) the investment objective, strategies and related risks of the Funds are similar; (vi) the Funds have the same portfolio management team; (vii) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above on a pro forma basis, through June 30, 2013, if all of the Reorganizations close; and (viii) IDI’s agreement to cap the Acquiring Fund’s Class B 12b-1 fees, as disclosed above on a pro forma basis, through June 30, 2013, if the Reorganization with the VK Global Franchise Fund closes.

Based upon the information and considerations described above, the Board, on behalf of the Target Funds and the Acquiring Fund, approved each of the Reorganizations in order to combine each Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations. The Board concluded that each Reorganization is in the best interests of each Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Funds of the Acquiring Fund from the Reorganizations. Consequently, the Board approved the Agreement and each of the Reorganizations on October 27, 2010.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganizations are intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to the Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely effect any other Reorganization.

Prior to the Closing of the Reorganization, each Target Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Reorganizations. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of the Global Dividend Growth Fund, VK Global Equity Allocation Fund, Global Fund, and

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Acquiring Fund (the “Limitation Funds”) increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Limitation Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Limitation Fund with net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes a Target Fund’s tax year to close early in the year of the Reorganization. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Limitation Funds’ aggregate capital loss carryovers following the Reorganization are as follows:

		VK Global
	Global	Equity		VK Global
	Dividend	Allocation	Global	Franchise	Acquiring
	Growth Fund	Fund	Fund	Fund	Fund
	(000,000s)	(000,000s)	(000,000s)	(000,000s)	(000,000s)
	at 9/30/2010	at 6/30/2010	at 4/30/2010	at 6/30/2010	at 6/30/2010

Aggregate capital loss carryovers on a tax basis(1)	$(121.0)	$(38.3)	$(10.2)	$(307.8)	$(44.8)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$42.0	$(10.5)	$0.2	$210.9	$(8.6)
Aggregate Net Asset Value	$371.7	$182.1	$20.3	$1,458.1	$72.3
Approximate annual limitation(2)	$14.8	$7.2	$0.8	N/A	$2.9

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.

Based upon the Global Dividend Growth Fund’s and VK Global Equity Allocation Fund’s capital loss positions at September 30, 2010 and June 30, 2010 respectively, the annual limitations on the use of each Fund’s aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. The annual limitations on the use of the Global Fund’s and Acquiring Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of these annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. As of June 30, 2010, the VK Global Franchise Fund has unrealized appreciation in the value of its investments which, if realized prior to Closing, would reduce its available capital loss carryovers. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is 11% for the Global Dividend Growth Fund at September 30, 2010, (6%) for the VK Global Equity Allocation Fund at June 30, 2010, 1% for the Global Fund at April 30, 2010, and 14% for the VK Global Franchise Fund at June 30, 2010, compared to that of the Acquiring Fund at June 30, 2010 of (12%), and 11% on a combined basis.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Reorganizations

The total cost of a Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion of Total
	Estimated Proxy	Estimated Total	Reorganization Costs to be
	Solicitation Costs	Reorganization Costs	Paid by the Funds

Global Fund	$8,000	$50,000	$0
VK Global Franchise Fund	$1,095,000	$1,140,000	$0
Global Dividend Growth Fund	$303,000	$350,000	$0
VK Global Equity Allocation Fund	$260,000	$300,000	$0

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Invesco Advisers will bear the Reorganization costs of the Target Funds. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.

VOTING INFORMATION

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January 24, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of each Target Fund on December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholders meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires a different vote for each Reorganization.

For the Global Dividend Growth Fund and the VK Global Franchise Fund, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the applicable Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the applicable Target Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the applicable Target Fund.

For the Global Fund and the VK Global Equity Allocation Fund, provided a quorum is present at the Meeting, shareholder approval of the Agreement requires the affirmative vote of a majority of the shares cast by shareholders of the applicable Target Fund. Abstentions are counted as present for purposes of determining quorum but are not considered shares cast at the Meeting. As a result, abstentions will not impact the outcome of the shareholder vote.

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Proxy Solicitation

The Target Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. Under the Target Trust’s bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of each Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of each Target Fund and Acquiring Fund by the Trustees and executive officers of the Target Trust and the Acquiring Trust can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following table sets forth as of September 30, 2010, for the Reorganizations, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. The capitalizations of the Target Funds, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

				VK Global
		VK Global	Global	Equity	Invesco
		Franchise	Dividend	Allocation	Structured			Acquiring
	Global Fund	Fund	Growth Fund	Fund	Core Fund	Pro Forma		Fund
	(Target Fund)	(Target Fund)	(Target Fund)	(Target Fund)	(Acquiring Fund)	Adjustments		(pro forma)

Net assets (all classes)(1)	$18,484,501	$1,598,019,587	$372,027,836	$197,383,877	$77,748,484	$—		$2,263,664,285
Class A net assets	$11,077,940	$1,064,556,440	$287,596,982	$156,285,720	$56,090,125	$94,038,984	(2)(4)	$1,669,646,191
Class A shares outstanding	1,100,783	50,646,411	30,672,183	9,576,731	4,544,170	38,775,815	(3)(4)	135,316,093
Class A net asset value per share	$10.06	$21.02	$9.38	$16.32	$12.34			$12.34
Class B net assets	$2,503,779	$228,100,717	$75,949,450	$18,089,534	$9,948,411	$(94,038,984	)(2)(4)	$240,552,907
Class B shares outstanding	256,370	11,411,201	7,972,421	1,186,981	838,372	(1,398,612	)(3)(4)	20,266,733
Class B net asset value per share	$9.77	$19.99	$9.53	$15.24	$11.87			$11.87
Class C net assets	$3,832,879	$240,408,208	$6,378,760	$22,816,576	$11,008,886	$—	(2)	$284,445,309
Class C shares outstanding	392,235	11,838,047	682,033	1,516,614	927,176	8,608,118	(3)	23,964,223
Class C net asset value per share	$9.77	$20.31	$9.35	$15.04	$11.87			$11.87
Class R net assets	$720,467	$—	$—	$—	$—	$—	(2)	$720,467
Class R shares outstanding	72,136	—	—	—	—	(13,737	)(3)(5)	58,399
Class R net asset value per share	$9.99	$—	$—	$—	$—	$—		12.34
Class Y net assets	$342,330	$64,954,222	$2,102,644	$192,047	$673,089	$—	(2)	$68,264,332
Class Y shares outstanding	33,858	3,089,848	222,764	11,739	54,424	2,105,482	(3)	5,518,115
Class Y net asset value per share	$10.11	$21.02	$9.44	$16.36	$12.37			$12.37
Institutional Class net assets	$7,106	$—	$—	$—	$27,973	$—	(2)	$35,079
Institutional Class shares outstanding	699.2	—	—	—	2,239	(130	)(3)	2,808
Institutional Class net asset value per share	$10.16	$—	$—	$—	$12.49			$12.49

(1)	Each Target Fund and the Acquiring Fund currently have Class A, Class B, Class C and Class Y shares outstanding. Class B shares of the Global Dividend Growth Fund and the VK Global Equity Allocation Fund will receive Class A shares of the Acquiring Fund as part of the Reorganizations. The Acquiring Fund and the Global Fund also currently offer Institutional Class shares. Additionally, the Global Fund currently offers Class R shares.

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(2)	Invesco Advisers will bear 100% of the Reorganization expenses of the Global Fund, the VK Global Franchise Fund, the Global Dividend Growth Fund and the VK Global Equity Allocation Fund. As a result, there are no pro forma adjustments to net assets except as described in footnote 4 below.

(3)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s net asset value per share.

(4)	Class B shares of the Global Dividend Growth Fund and the VK Global Equity Allocation Fund will receive Class A shares of the Acquiring Fund as part of the Reorganizations.

(5)	As of September 30, 2010, Class R shares of the Acquiring Fund did not exist. Class R shares of the Acquiring Fund will be issued in connection with the Reorganization with the Global Fund and will commence operations upon the Closing of the Reorganization at the net asset value per share of the Acquiring Fund’s Class A shares. Therefore, the net asset value per share shown for Class R shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class A shares.

Dissenters’ Rights

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs is 811-05426 for the Target Trust and 811-01540 for the Acquiring Trust.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

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EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUNDS

As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Funds:

Number of Shares
Target Fund/Share Classes	Outstanding

Invesco Global Fund
Class A	1,044,511.56
Class B	240,344.48
Class C	384,508.83
Class R	73,829.34
Class Y	30,873.97
Institutional	699.24

Invesco Global Dividend Growth Securities Fund
Class A	29,188,476.34
Class B	7,501,385.22
Class C	659,107.32
Class Y	223,936.92

Invesco Van Kampen Global Equity Allocation Fund
Class A	9,225,499.44
Class B	1,116,939.45
Class C	1,467,373.05
Class Y	27,906.42

Invesco Van Kampen Global Franchise Fund
Class A	51,652,026.17
Class B	10,945,362.09
Class C	12,077,217.79
Class Y	3,494,559.20

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Target Trust owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

Invesco Global Fund
AMERICAN ENTERPRISE INVESTMENT SVC	A	162,086.50	15.52%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
PERSHING LLC	A	117,623.46	11.26%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
AMERICAN ENTERPRISE INVESTMENT SVC	B	29,847.96	12.42%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
PERSHING LLC	B	20,437.40	8.50%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
MERRILL LYNCH PIERCE FENNER & SMITH	C	51,601.99	13.42%
FBO THE SOLE BENEFIT OF CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484
PERSHING LLC	C	34,273.95	8.91%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
AMERICAN ENTERPRISE INVESTMENT SVC	C	26,785.93	6.97%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
MERRILL LYNCH PIERCE FENNER & SMITH	R	13,462.10	18.23%
FBO THE SOLE BENEFIT OF CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484
COUNSEL TRUST DBA MATC FBO	R	13,252.53	17.95%
OMNI FASTENERS INC PSP
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228
BATES CUSTOM COLLISION REPAIR IN	R	5,124.79	6.94%
401(K) PLAN
LEILA BATES TRUSTEE
3219 N MAIN ST
BAYTOWN TX 77521-4111
FRONTIER TRUST COMPANY FBO	R	5,107.50	6.92%
BLAKE’S ORCHARD INC 401K PL
PO BOX 10758
FARGO ND 58106-0758
AMERICAN ENTERPRISE INVESTMENT SVC	R	4,697.20	6.36%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
EKMAN PC 401(K) PLAN	R	4,390.15	5.95%
STEVEN C EKMAN OR ROBERTA L EKMAN
TRUSTEES
PO BOX 70
GRAFTON ND 58237-0070
FRONTIER TRUST COMPANY FBO	R	3,695.16	5.00%
LIBERTY HOMES 401K
PO BOX 10758
FARGO ND 58106-0758
PERSHING LLC	Y	15,991.04	51.79%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
FIRST CLEARING, LLC	Y	3,421.24	11.08%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
INTC CUST IRA FBO	Y	2,271.80	7.36%
BRIAN W SEILER
13518 PEBBLEBROOK DR
HOUSTON TX 77079-6024
CHRISTOPHER F MOJCIK & ROBIN J MOJCIK JTWROS	Y	1,953.64	6.33%
23 ROSEDALE CIR
SHELTON CT 06484-2541
JENNIFER L TICKLE & MICHAEL A TICKLE	Y	1,677.54	5.43%
JTWROS
14419 KINGSTON FALLS LN
HUMBLE TX 77396-1951
INVESCO ADVISERS INC	Institutional	699.24	100.00%
ATTN CORPORATE CONTROLLER
1555 PEACHTREE ST NE STE 1800
ATLANTA GA 30309-2499
Invesco Global Dividend Growth Securities Fund
MORGAN STANLEY SMITH BARNEY	A	23,314,141.75	79.87%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NJ 07311
MORGAN STANLEY SMITH BARNEY	B	5,725,750.42	76.33%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NJ 07311
MORGAN STANLEY SMITH BARNEY	C	571,596.83	86.72%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NJ 07311

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

Invesco Global Dividend Growth Securities Fund — (continued)
MORGAN STANLEY SMITH BARNEY	Y	104,581.16	46.70%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NJ 07311
STATE STREET BANK AND TRUST CO	Y	62,947.34	28.11%
FBO ADP/MORGAN STANLEY ALLIANCE
105 ROSEMONT RD
WESTWOOD MA 02090-2318
MORGAN STANLEY & CO FBO	Y	32,601.39	14.56%
X-ENTITY
EQUITY-SWAPS
1585 BROADWAY
NEW YORK NY 10036-8200
Invesco Van Kampen Global Equity Allocation Fund
BNY MELLON INVESTMENT SERVICING INC	A	1,210,964.16	13.13%
FBO PRIMERICA FINANCIAL SERVICES
760 MOORE RD
KING OF PRUSSIA PA 19406-1212
EDWARD JONES & CO	A	1,155,705.57	12.53%
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING
201 PROGRESS PKWY
MARYLAND HTS MO 63043-3009
FIRST CLEARING, LLC	A	608,501.40	6.60%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
BNY MELLON INVESTMENT SERVICING INC	B	191,926.83	17.18%
FBO PRIMERICA FINANCIAL SERVICES
760 MOORE RD
KING OF PRUSSIA PA 19406-1212
EDWARD JONES & CO	B	60,853.30	5.45%
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING
201 PROGRESS PKWY
MARYLAND HTS MO 63043-3009
PERSHING LLC	B	60,514.61	5.42%
1 PERSHING PLAZA
JERSEY CITY NJ 07399-0002
UBS WM USA	C	216,711.71	14.77%
OMNI ACCOUNT M/F
ATTN DEPARTMENT MANAGER
499 WASHINGTON BLVD 9TH FL
JERSEY CITY NJ 07310-2055
FIRST CLEARING, LLC	C	138,756.04	9.46%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	C	113,656.66	7.75%
ATTN FUND ADMINISTRATION 97N77
4800 DEER LAKE DR E 2ND FL
JACKSONVILLE FL 32246-6484
CITIGROUP GLOBAL MARKETS INC	C	89,204.98	6.08%
ATTN CINDY TEMPESTA 7TH FL
333 W 34TH ST
NEW YORK NY 10001-2402
MORGAN STANLEY SMITH BARNEY	C	84,005.41	5.72%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NY 07311
PERSHING LLC	C	74,657.89	5.09%
1 PERSHING PLAZA
JERSEY CITY NJ 07399-0002
FIRST CLEARING, LLC	Y	16,800.95	60.20%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 63103-2523
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Y	9,531.31	34.15%
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E 2ND FL
JACKSONVILLE FL 32246-6484
Invesco Van Kampen Global Franchise Fund
EDWARD JONES & CO	A	12,586,908.04	24.37%
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING
201 PROGRESS PKWY
MARYLAND HTS MO 63043-3009
AMERICAN ENTERPRISE INVESTMENT SVCS	A	8,449,472.43	16.36%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
MORGAN STANLEY SMITH BARNEY	A	4,074,024.52	7.89%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NY 07311
PERSHING LLC	A	2,714,398.15	5.26%
1 PERSHING PLAZA
JERSEY CITY NJ 07399-0002
FIRST CLEARING, LLC	B	1,200,995.82	10.97%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
BNY MELLON INVESTMENT SERVICING INC	B	1,089,247.37	9.95%
FBO PRIMERICA FINANCIAL SERVICES
760 MOORE RD
KING OF PRUSSIA PA 19406-1212
MORGAN STANLEY SMITH BARNEY	B	1,065,224.01	9.73%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NY 07311
EDWARD JONES & CO	B	945,893.23	8.64%
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING
201 PROGRESS PKWY
MARYLAND HTS MO 63043-3009

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

Invesco Van Kampen Global Franchise Fund — (continued)
AMERICAN ENTERPRISE INVESTMENT SVCS	B	936,588.14	8.56%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
PERSHING LLC	B	850,326.46	7.77%
1 PERSHING PLAZA
JERSEY CITY NJ 07399-0002
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	B	787,600.12	7.20%
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E 2ND FL
JACKSONVILLE FL 32246-6484
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	C	2,140,855.40	17.73%
ATTN FUND ADMINISTRATION 97FW6
4800 DEER LAKE DR E 2ND FL
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	C	1,821,206.01	15.08%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NY 07311
PERSHING LLC	C	1,154,457.16	9.56%
1 PERSHING PLAZA
JERSEY CITY NJ 07399-0002
FIRST CLEARING, LLC	C	1,102,742.87	9.13%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
AMERICAN ENTERPRISE INVESTMENT SVCS	C	805,725.81	6.67%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
CITIGROUP GLOBAL MARKETS INC	C	665,548.29	5.51%
ATTN CINDY TEMPESTA 7TH FL
333 W 34TH ST
NEW YORK NY 10001-2402
NAT’L FINANCIAL SERVICES CORP	Y	1,014,260.85	29.02%
THE EXCLUSIVE BENEFIT OF CUST
ONE WORLD FINANCIAL CENTER
200 LIBERTY STREET 5TH FLR
ATTN KATE RECON
NEW YORK NY 10281-5503
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Y	807,469.97	23.11%
ATTN FUND ADMINISTRATION 97FW6
4800 DEER LAKE DR E 2ND FL
JACKSONVILLE FL 32246-6484
FIRST CLEARING, LLC	Y	594,064.53	17.00%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
CITIGROUP GLOBAL MARKETS INC	Y	463,598.89	13.27%
ATTN CINDY TEMPESTA 7TH FL
333 W 34TH ST
NEW YORK NY 10001-2402
LPL FINANCIAL	Y	305,292.60	8.74%
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS
PO BOX 509046
SAN DIEGO CA 92150-9046

*	AIM Investment Fund (Invesco Investment Fund) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Target Trust, the ownership of shares of a Target Fund by executive officers and Trustees of the Target Funds as a group constituted less than 1% of each outstanding class of shares of a Target Fund as of December 15, 2010, except as indicated in the table below.

		Number of	Percent
Name of Trustee/Officer	Fund and Class	Shares Owned	of Class

Lewis F. Pennock	Invesco Global Fund (Class Y)	377.95	1.22%

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUND

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Acquiring Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Global Core Equity Fund
AMERICAN ENTERPRISE INVESTMENT SVC	A	343,031.80	8.03%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
PERSHING LLC	A	337,887.64	7.91%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
MERRILL LYNCH PIERCE FENNER & SMITH	A	280,861.57	6.58%
FBO THE SOLE BENEFIT OF CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484
FIRST CLEARING, LLC	A	241,187.15	5.65%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
PERSHING LLC	B	94,022.50	12.13%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
AMERICAN ENTERPRISE INVESTMENT SVC	B	48,110.29	6.21%
PO BOX 9446
MINNEAPOLIS MN 55440-9446
FIRST CLEARING, LLC	B	45,074.49	5.81%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
MERRILL LYNCH PIERCE FENNER & SMITH	B	43,455.57	5.61%
FBO THE SOLE BENEFIT OF CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484
MERRILL LYNCH PIERCE FENNER & SMITH	C	85,993.61	9.72%
FBO THE SOLE BENEFIT OF CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484
PERSHING LLC	C	65,038.60	7.35%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
FIRST CLEARING, LLC	C	60,508.22	6.84%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
CITIGROUP GLOBAL MARKETS HOUSE ACCT	Y	10,295.58	17.36%
ATTN CINDY TEMPESTA 7TH FL
333 W 34TH ST
NEW YORK NY 10001-2402
MERRILL LYNCH PIERCE FENNER & SMITH	Y	9,329.51	15.73%
FBO THE SOLE BENEFIT OF CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484
DEFERRED COMPENSATION PLAN	Y	5,499.58	9.27%
FBO BRUCE L CROCKETT
ATTN SHERI MORRIS
PO BOX 4333
HOUSTON TX 77210-4333
FIRST CLEARING, LLC	Y	5,406.73	9.11%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523
INTC CUST IRA FBO	Y	3,806.37	6.42%
GLEN E DOBBERPUHL
9148 5TH AVE S
BLOOMINGTON MN 55420-3810
JOEL DOBBERPUHL CUST FBO	Y	3,741.62	6.31%
SAMUEL LEWIS DOBBERPUHL UGMA/TX
1710 LAWRENCE RD
FRANKLIN TN 37069-1700
JOEL DOBBERPUHL CUST FBO	Y	3,741.62	6.31%
LILY H DOBBERPUHL UGMA/TX
1710 LAWRENCE RD
FRANKLIN TN 37069-1700
AMY KATHERINE RASPLICKA TRUST	Y	3,482.00	5.87%
M JANE COSTELLO CPA TTEE
720 N POST OAK RD STE 124
HOUSTON TX 77024-3813
JOHN BARNABAS RASPLICAKA TRUST	Y	3,293.27	5.55%
M JANE COSTELLO CPA TTEE
720 N POST OAK RD STE 124
HOUSTON TX 77024-3813
KEVIN CRONIN AND KIM CRONIN	Y	3,193.32	5.38%
JTWROS
4808 RIVERCLIFF DR SE
MARIETTA GA 30067-4664

C-1

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Global Core Equity Fund — (continued)
NATIONWIDE TRUST COMPANY FSB	Institutional	1,393.79	61.79%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029
INVESCO ADVISERS INC	Institutional	861.81	38.21%
ATTN CORPORATE CONTROLLER
1555 PEACHTREE ST NE STE 1800
ATLANTA GA 30309-2499

*	AIM Funds Group (Invesco Funds Group) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Acquiring Trust, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010, except as indicated in the table below.

		Number of	Percent
Name of Trustee/Officer	Fund and Class	Shares Owned	of Class

Lewis F. Pennock	Invesco Global Core Equity Fund (Class Y)	909.62	1.53%

C-2

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this           day of          , 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target

Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.  Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.  The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1.  Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.	AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual Funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By: Name: Title:	By: Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

[List of Reorganizations Omitted]

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E

FINANCIAL HIGHLIGHTS

Financial Highlights Information

The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Funds’ financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and the Target Funds’ prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Joint Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Acquiring Fund, the Global Fund and the Global Dividend Growth Fund. The information is unaudited. The Acquiring Fund’s fiscal year end is December 31 and, accordingly, the Acquiring Fund’s financial highlights table below contains information for the six-month period ended June 30, 2010. The Global Fund’s fiscal year end is October 31 and, accordingly, the Global Fund’s financial highlights table below contains information for the six-month period ended April 30, 2010. The Global Dividend Growth Fund’s fiscal year end is March 31 and, accordingly, the Global Dividend Growth Fund’s financial highlights table below contains information for the six-month period ended September 30, 2010.

Acquiring Fund — Invesco Global Core Equity Fund

The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

											Ratio of		Ratio of
											expenses to		expenses to
											average net		average net
			Net gains							Net assets,	assets with		assets without		Ratio of net
	Net asset		(losses) on		Dividends	Distributions				end of	fee waivers		fee waivers		investment
	value,	Net	securities	Total from	from net	from net		Net asset		period	and/or		and/or		income to
	beginning	investment	(both realized	investment	investment	realized	Total	value, end	Total	(000s	expenses		expenses		average		Portfolio
	of period	income(a)	and unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	omitted)	absorbed		absorbed		net assets		Turnover(d)

Class A
Six months ended 06/30/10	$12.36	$0.10	$(1.66)	$(1.56)	$—	$—	$—	$10.80	(12.62)%	$51,849	1.73	%(e)	1.73	%(e)	1.33	%(e)	16%
Class B
Six months ended 06/30/10	11.95	0.06	(1.60)	(1.54)	—	—	—	10.41	(12.89)	9,503	2.48	(e)	2.48	(e)	0.58	(e)	16
Class C
Six months ended 06/30/10	11.96	0.06	(1.61)	(1.55)	—	—	—	10.41	(12.96)	10,262	2.48	(e)	2.48	(e)	0.58	(e)	16
Class Y
Six months ended 06/30/10	12.36	0.12	(1.66)	(1.54)	—	—	—	10.82	(12.46)	637	1.48	(e)	1.48	(e)	1.58	(e)	16
Institutional Class
Six months ended 06/30/10	12.45	0.12	(1.65)	(1.53)	—	—	—	10.92	(12.29)	24	1.19	(e)	1.19	(e)	1.87	(e)	16

(a)	Calculated using average shares outstanding.

(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are based on average daily net assets (000’s omitted) of $61,242, $11,950, $12,156, $28,147 and $711,245 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

E-1

Target Fund — Invesco Global Fund

The following schedule presents financial highlights for a share of the Global Fund outstanding for the period indicated.

												Ratio of		Ratio of
												expenses to		expenses to
												average net		average net		Ratio of net
				Net gains							Net assets,	assets with		assets without		investment
	Net asset	Net		(losses) on		Dividends	Distributions				end of	fee waivers		fee waivers		income
	value,	investment		securities	Total from	from net	from net		Net asset		period	and/or		and/or		(loss) to
	beginning	income		(both realized	investment	investment	realized	Total	value, end	Total	(000s	expenses		expenses		average		Portfolio
	of period	(loss)		and unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	omitted)	absorbed		absorbed		net assets		Turnover(c)

Class A
Six months ended 04/30/10	$9.37	$(0.01	)(d)	$0.69	$0.68	$—	$—	$—	$10.05	7.26%	$12,418	2.24	%(e)	2.57	%(e)	(0.13	)%(e)	19%
Class B
Six months ended 04/30/10	9.16	(0.04	)(d)	0.67	0.63	—	—	—	9.79	6.88	2,885	2.99	(e)	3.32	(e)	(0.88	)(e)	19
Class C
Six months ended 04/30/10	9.16	(0.04	)(d)	0.67	0.63	—	—	—	9.79	6.88	4,068	2.99	(e)	3.32	(e)	(0.88	)(e)	19
Class R
Six months ended 04/30/10	9.32	(0.02	)(d)	0.69	0.67	—	—	—	9.99	7.19	721	2.49	(e)	2.82	(e)	(0.38	)(e)	19
Class Y
Six months ended 04/30/10	9.39	0.01	(d)	0.69	0.70	—	—	—	10.09	7.45	220	1.99	(e)	2.32	(e)	0.12	(e)	19
Institutional Class
Six months ended 04/30/10	9.44	0.01	(d)	0.69	0.70	—	—	—	10.14	7.42	7	1.95	(e)	1.96	(e)	0.16	(e)	19

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Calculated using average shares outstanding.

(e)	Ratios are based on average daily net assets (000’s omitted) of $12,695, $3,186, $4,157, $679, $218 and $7 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

Target Fund — Invesco Global Dividend Growth Securities Fund

The following schedule presents financial highlights for a share of the Global Dividend Growth Fund outstanding for the period indicated.

	For the six months ended September 30, 2010
	(unaudited)
	Class A Shares		Class B Shares		Class C Shares		Class Y Shares

Selected Per Share Data:
Net asset value, beginning of period	$9.62		$9.77		$9.55		$9.70

Income (loss) from investment operations:
Net investment income(a)	0.11		0.11		0.07		0.12
Net realized and unrealized gain (loss)	(0.15)		(0.15)		(0.15)		(0.16)

Total income (loss) from investment operations	(0.04)		(0.04)		(0.08)		(0.04)

Less dividends and distributions from:
Net investment income	(0.20)		(0.20)		(0.12)		(0.22)
Net realized gain	—		—		—		—

Total dividends and distributions	(0.20)		(0.20)		(0.12)		(0.22)

Net asset value, end of the period	$9.38		$9.53		$9.35		$9.44

Total Return(b)	(1.25)%		(1.22)%		(1.57)%		(1.20)%
Net assets, end of period, in thousands	$287,376		$75,857		$6,379		$2,103
Ratios to Average Net Assets:
Total expenses
With fee waivers, and/or expense reimbursements	1.28	%(c)	1.24	%(c)	2.03	%(c)	1.03	%(c)
Net investment income	2.39	%(c)	2.43	%(c)	1.64	%(c)	2.64	%(c)
Rebate from affiliates	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Supplemental data:
Portfolio turnover	100%		100%		100%		100%

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $290,423, $78,349, $6,571 and $2,285 for Class A, Class B, Class C and Class Y shares, respectively.

(d)	Amount is less than 0.005%.

E-2

Prospectus	December 23, 2010

Class: A (AWSAX), B (AWSBX), C (AWSCX), R (AWSRX), Y (AWSYX)

Invesco Global Core Equity Fund

Invesco Global Core Equity Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	3

Fund Management	3
The Adviser	3
Adviser Compensation	3
Portfolio Managers	4

Other Information	4
Sales Charges	4
Dividends and Distributions	4

Benchmark Descriptions	4

Financial Highlights	5

Hypothetical Investment and Expense Information	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-9
Rights Reserved by the Funds	A-10
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-10
Pricing of Shares	A-11
Taxes	A-13
Payments to Financial Intermediaries	A-14
Important Notice Regarding Delivery of Security Holder Documents	A-15

Obtaining Additional Information	Back Cover

        Invesco Global Core Equity Fund

Fund Summary

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R		Y

Management Fees	0.80%	0.80%	0.80%	0.80%		0.80%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50		None

Other Expenses	0.88	0.88	0.88	0.88	[1]	0.88

Total Annual Fund Operating Expenses	1.93	2.68	2.68	2.18	[1]	1.68

1	“Total Annual Fund Operating Expenses” for Class R shares are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$735	$1,123	$1,535	$2,680

Class B	771	1,132	1,620	2,831

Class C	371	832	1,420	3,012

Class R	221	682	1,170	2,513

Class Y	171	530	913	1,987

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$735	$1,123	$1,535	$2,680

Class B	271	832	1,420	2,831

Class C	271	832	1,420	3,012

Class R	221	682	1,170	2,513

Class Y	171	530	913	1,987

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the

1        Invesco Global Core Equity Fund

Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class A Shares year-to-date (ended September 30, 2010): (0.16)%
Best Quarter (ended June 30, 2009): 21.85%
Worst Quarter (ended December 31, 2008): (19.04)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class A: Inception (12/29/00)
Return Before Taxes	22.88%	0.68%	4.25%
Return After Taxes on Distributions	22.77	0.08	3.75
Return After Taxes on Distributions and Sale of Fund Shares	15.02	0.51	3.58

Class B: Inception (12/29/00)	24.05	0.72	4.27

Class C: Inception (12/29/00)	28.16	1.07	4.18

Class R1:	—	—	—

Class Y2: Inception (10/03/08)	30.39	1.87	4.93

MSCI World IndexSM: Inception (12/31/00)	29.99	2.01	1.31

Lipper Global Large-Cap Core Funds Index: Inception (12/31/00)	31.35	2.82	0.92

1	The expected launch of Class R shares is on or about May 2, 2011.
2	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ingrid Baker	Portfolio Manager	2008

W. Lindsay Davidson	Portfolio Manager	2008

Sargent McGowan	Portfolio Manager	2009

Anuja Singha	Portfolio Manager	2009

Stephen Thomas	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. Class R shares of Invesco Global Core Equity Fund are not currently available for public sale. New or additional investments in Class B shares are no longer permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

2        Invesco Global Core Equity Fund

Investment Objectives, Strategies, Risks and Portfolio Holdings

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund invests, under normal circumstances, in issuers located in at least three countries, including the U.S.

The Fund will usually maintain at least 20% of its total assets in U.S. dollar denominated securities.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries, i.e, those that are identified as in the initial stages of their industrial cycles.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its relative valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc. (the distributor of the Invesco Funds), and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.80% of Invesco Global Core Equity Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent report to shareholders for the six-month period ended June 30.

3        Invesco Global Core Equity Fund

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1999.

■	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1984.

■	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

■	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

■	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Global Core Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods (including exchanges into Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper, Inc.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

4        Invesco Global Core Equity Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The six-month period ended June 30, 2010, was unaudited. The information, other than for the period ended June 30, 2010, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

Prior to the date of this prospectus, Class R shares had not yet commenced operations; therefore, financial highlights are not available.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/10	$12.36	$0.10	$(1.66)	$(1.56)	$—	$—	$—	$10.80	(12.62)%	$51,849	1.73	%(e)	1.73	%(e)	1.33	%(e)	16%
Year ended 12/31/09	9.56	0.12	2.76	2.88	(0.08)	—	(0.08)	12.36	30.08	65,333	1.93		1.93		1.10		43
Year ended 12/31/08	15.75	0.12	(6.27)	(6.15)	(0.04)	—	(0.04)	9.56	(39.03)	60,767	1.58		1.59		0.96		146
Year ended 12/31/07	16.14	0.18	0.19	0.37	(0.22)	(0.54)	(0.76)	15.75	2.31	139,688	1.44		1.47		1.08		35
Year ended 12/31/06	13.97	0.14	2.82	2.96	(0.17)	(0.62)	(0.79)	16.14	21.16	149,283	1.53		1.58		0.88		24
Year ended 12/31/05	13.28	0.13	1.38	1.51	(0.16)	(0.66)	(0.82)	13.97	11.35	93,363	1.62		1.67		0.91		51

Class B
Six months ended 06/30/10	11.95	0.06	(1.60)	(1.54)	—	—	—	10.41	(12.89)	9,503	2.48	(e)	2.48	(e)	0.58	(e)	16
Year ended 12/31/09	9.26	0.04	2.65	2.69	—	—	—	11.95	29.05	13,360	2.68		2.68		0.35		43
Year ended 12/31/08	15.37	0.03	(6.10)	(6.07)	(0.04)	—	(0.04)	9.26	(39.48)	15,675	2.33		2.34		0.21		146
Year ended 12/31/07	15.73	0.05	0.20	0.25	(0.07)	(0.54)	(0.61)	15.37	1.62	50,018	2.19		2.22		0.33		35
Year ended 12/31/06	13.65	0.02	2.75	2.77	(0.07)	(0.62)	(0.69)	15.73	20.27	65,013	2.28		2.33		0.13		24
Year ended 12/31/05	13.02	0.03	1.34	1.37	(0.08)	(0.66)	(0.74)	13.65	10.51	49,827	2.33		2.38		0.20		51

Class C
Six months ended 06/30/10	11.96	0.06	(1.61)	(1.55)	—	—	—	10.41	(12.96)	10,262	2.48	(e)	2.48	(e)	0.58	(e)	16
Year ended 12/31/09	9.26	0.04	2.66	2.70	—	—	—	11.96	29.16	12,900	2.68		2.68		0.35		43
Year ended 12/31/08	15.38	0.03	(6.11)	(6.08)	(0.04)	—	(0.04)	9.26	(39.52)	12,604	2.33		2.34		0.21		146
Year ended 12/31/07	15.74	0.05	0.20	0.25	(0.07)	(0.54)	(0.61)	15.38	1.62	34,626	2.19		2.22		0.33		35
Year ended 12/31/06	13.66	0.02	2.75	2.77	(0.07)	(0.62)	(0.69)	15.74	20.26	44,587	2.28		2.33		0.13		24
Year ended 12/31/05	13.03	0.03	1.34	1.37	(0.08)	(0.66)	(0.74)	13.66	10.50	24,316	2.33		2.38		0.20		51

Class Y
Six months ended 06/30/10	12.36	0.12	(1.66)	(1.54)	—	—	—	10.82	(12.46)	637	1.48	(e)	1.48	(e)	1.58	(e)	16
Year ended 12/31/09	9.56	0.14	2.76	2.90	(0.10)	—	(0.10)	12.36	30.39	663	1.68		1.68		1.35		43
Year ended 12/31/08(f)	11.29	0.02	(1.71)	(1.69)	(0.04)	—	(0.04)	9.56	(14.95)	345	1.67	(g)	1.67	(g)	0.87	(g)	146

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $61,242, $11,950, $12,156 and $28,147 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008 for Class Y shares.
(g)	Annualized.

5        Invesco Global Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.93%		1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2	.60)%	0.39%	3.47%	6.65%	9.92%	13.30%	16.78%	20.36%	24.06%	27.87%
End of Year Balance	$9,740.12		$10,039.14	$10,347.34	$10,665.00	$10,992.42	$11,329.88	$11,677.71	$12,036.22	$12,405.73	$12,786.58
Estimated Annual Expenses	$735.18		$190.87	$196.73	$202.77	$208.99	$215.41	$222.02	$228.84	$235.86	$243.11

Class A (Without Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.93%		1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.07%		6.23%	9.50%	12.86%	16.32%	19.89%	23.57%	27.37%	31.28%	35.31%
End of Year Balance	$10,307.00		$10,623.42	$10,949.56	$11,285.72	$11,632.19	$11,989.30	$12,357.37	$12,736.74	$13,127.76	$13,530.78
Estimated Annual Expenses	$195.96		$201.98	$208.18	$214.57	$221.16	$227.95	$234.95	$242.16	$249.59	$257.25

Class B2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.68%		2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	1.93%	1.93%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.32%		4.69%	7.12%	9.61%	12.15%	14.75%	17.42%	20.14%	23.83%	27.63%
End of Year Balance	$10,232.00		$10,469.38	$10,712.27	$10,960.80	$11,215.09	$11,475.28	$11,741.50	$12,013.91	$12,382.73	$12,762.88
Estimated Annual Expenses	$271.11		$277.40	$283.83	$290.42	$297.16	$304.05	$311.10	$318.32	$235.43	$242.66

Class C2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.68%		2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.32%		4.69%	7.12%	9.61%	12.15%	14.75%	17.42%	20.14%	22.93%	25.78%
End of Year Balance	$10,232.00		$10,469.38	$10,712.27	$10,960.80	$11,215.09	$11,475.28	$11,741.50	$12,013.91	$12,292.63	$12,577.82
Estimated Annual Expenses	$271.11		$277.40	$283.83	$290.42	$297.16	$304.05	$311.10	$318.32	$325.71	$333.26

Class R	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.18%		2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.82%		5.72%	8.70%	11.77%	14.92%	18.16%	21.49%	24.92%	28.44%	32.06%
End of Year Balance	$10,282.00		$10,571.95	$10,870.08	$11,176.62	$11,491.80	$11,815.87	$12,149.07	$12,491.68	$12,843.94	$13,206.14
Estimated Annual Expenses	$221.07		$227.31	$233.72	$240.31	$247.09	$254.05	$261.22	$268.58	$276.16	$283.95

Class Y	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.32%		6.75%	10.29%	13.96%	17.74%	21.65%	25.69%	29.86%	34.17%	38.63%
End of Year Balance	$10,332.00		$10,675.02	$11,029.43	$11,395.61	$11,773.94	$12,164.84	$12,568.71	$12,985.99	$13,417.13	$13,862.58
Estimated Annual Expenses	$170.79		$176.46	$182.32	$188.37	$194.62	$201.09	$207.76	$214.66	$221.79	$229.15

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

6        Invesco Global Core Equity Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other Invesco and Invesco Van Kampen mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ New or additional investments are no longer permitted.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■ Generally closed to new investors

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class B5 shares of Invesco Money Market Fund convert to Class A5 shares.
3	Class B shares and Class B5 shares will not convert to Class A shares or Class A5 shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class B5 shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund unless you received Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	Class C shares of Invesco Floating Rate Fund have a 12b-1 fee of 0.75%.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■	Class A5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class B5 shares: Invesco Money Market Fund (New or additional investments in Class B5 shares are no longer permitted);

■	Class C5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class R5 shares: Invesco Balanced-Risk Retirement Funds;

■	Class P shares: Invesco Summit Fund;

■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Summit Fund; and

■	Invesco Cash Reserve Shares: Invesco Money Market Fund.

A-1        The Invesco Funds

MCF—12/10

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

New or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, contingent deferred sales charge and conversion features, will continue.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class A5, B5, C5 and R5 Shares
Class A5, B5, C5 and R5 shares are closed to new investors. Only investors who have continuously maintained an account in Class A5, C5 or R5 of a specific Fund may make additional purchases into Class A5, C5 and R5, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds, shall include Class A5 (excluding Invesco Money Market Fund), B5, C5, or R5 shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund, shall include Class A5 shares of Invesco Money Market Fund, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

A-2        The Invesco Funds

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	have assets of at least $1 million; or
■	have at least 100 employees eligible to participate in the Plan; or
■	execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of Invesco Tax-Exempt Cash Fund and Class A2 shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Distributors or its affiliates.
■	Unitholders of Invesco Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest

A-3        The Invesco Funds

distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

A-4        The Invesco Funds

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class C shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund

A-5        The Invesco Funds

imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco Asia Pacific Growth Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund

Invesco Gold & Precious Metals Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Pacific Growth Fund
Invesco Special Value Fund

Invesco U.S. Small Cap Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

A-6        The Invesco Funds

	Opening An Account	Adding To An Account

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the

A-7        The Invesco Funds

customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days’ prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class A5 shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

A-8        The Invesco Funds

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class B, Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A5	Class A, A5, Y*, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class B5	Class B

Class C	Class C, Y*

Class C5	Class C, C5, Y*

Class R	Class R

Class R5	Class R, R5

Class Y	Class Y

*	You may exchange your Invesco Cash Reserve Shares, Class A shares, Class C shares, Class C5 shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges into Invesco Van Kampen Senior Loan Fund
Invesco Van Kampen Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Van Kampen Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Van Kampen Senior Loan Fund. Please refer to the prospectus for the Invesco Van Kampen Senior Loan Fund for more information, including limitations on exchanges out of Invesco Van Kampen Senior Loan Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

A-9        The Invesco Funds

■	Invesco Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

A-10        The Invesco Funds

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

A-11        The Invesco Funds

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco High Income Municipal Fund, Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on

A-12        The Invesco Funds

such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% or the then-applicable rate of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends

A-13        The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	Additionally, the Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund have received a PLR from the IRS holding that the Funds’ income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund has also received a PLR from the IRS holding that its income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco Emerging Market Local Currency Debt Fund

■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a

A-14        The Invesco Funds

defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-15        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Global Core Equity Fund
SEC 1940 Act file number: 811-01540

invesco.com/us GCE-PRO-1

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Balanced Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Small Cap Equity Fund
The following information replaces in its entirety the third paragraph appearing under the heading “FUND SUMMARIES — Invesco Global Core Equity Fund — Principal Investment Strategies of the Fund”:
     “The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”
The following information replaces in its entirety the fourth paragraph appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Global Core Equity Fund — Objective and Strategies”:
     “The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”

1

Prospectus Supplement dated November 10, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R, S, Y, Investor Class and Institutional Class Shares, as applicable, of each of the Funds listed below:
Invesco Balanced Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco Commodities Strategy Fund
Invesco Conservative Allocation Fund
Invesco Core Bond Fund
Invesco Dividend Growth Securities Fund
Invesco Financial Services Fund
Invesco Fundamental Value Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Fund
Invesco Health Sciences Fund
Invesco Income Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco LIBOR Alpha Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid-Cap Value Fund
Invesco Moderate Growth Allocation Fund
Invesco Multi-Sector Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Select Equity Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Tax-Exempt Securities Fund
Invesco Technology Sector Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small-Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen Utility Fund
Following a number of meetings in September and October, 2010, the Boards of Trustees of the Invesco Funds have unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Balanced Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Basic Balanced Fund, a series portfolio of AIM Fund Group (Invesco Funds Group)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Basic Value Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Van Kampen Value Opportunities Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Commodities Strategy Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Balanced-Risk Commodity Strategy Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderately Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Core Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Core Plus Bond Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Dividend Growth Securities Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)
Invesco Retail SUP-1 111010

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TARGET FUND	ACQUIRING FUND

Invesco Financial Services Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)

Invesco Fundamental Value Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Growth and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Global Advantage Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Dividend Growth Securities Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Global Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Health Sciences Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Health Care Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Income Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Van Kampen Corporate Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Japan Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Pacific Growth Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Large Cap Basic Value Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Large Cap Growth Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Large Cap Relative Value Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Growth and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco LIBOR Alpha Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Mid Cap Basic Value Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Mid-Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Moderate Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Multi-Sector Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Charter Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)

Invesco Municipal Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Intermediate Term Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco New York Tax-Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen New York Tax Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Select Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Structured Core Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Small-Mid Special Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Special Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Tax-Exempt Securities Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Technology Sector Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco U.S. Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco U.S. Small-Mid Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Value II Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Van Kampen Asset Allocation Conservative Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderately Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

2

TARGET FUND	ACQUIRING FUND
Invesco Van Kampen Asset Allocation Growth Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Van Kampen Asset Allocation Moderate Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderate Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Van Kampen California Insured Tax Free Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco California Tax-Free Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Capital Growth Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Core Equity Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)

Invesco Van Kampen Core Plus Fixed Income Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Core Plus Bond Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Emerging Markets Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Developing Markets Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Van Kampen Enterprise Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Equity Premium Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Structured Core Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Global Equity Allocation Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Van Kampen Global Franchise Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Van Kampen Government Securities Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco U.S. Government Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Harbor Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Convertible Securities Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Van Kampen High Yield Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Insured Tax Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Van Kampen International Advantage Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco International Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Van Kampen International Growth Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco International Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Van Kampen Limited Duration Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Real Estate Securities Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Real Estate Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Van Kampen Utility Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Utilities Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
The Agreement requires approval by the Target Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011. If the Agreement is approved by shareholders of the Target Funds and certain conditions required by the Agreement are satisfied, the reorganizations are expected to be consummated shortly thereafter. Upon closing of the reorganizations, shareholders of the Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations. Shareholders of each Target Fund will vote separately on the Agreement, and the reorganization will be effected as to a particular Target Fund only if that fund’s shareholders approve the Agreement.
A combined Proxy Statement/Prospectus will be sent to shareholders of each Target Fund to seek their approval of the Agreement, which will include a full discussion of the reorganization and the factors the Boards of Trustees considered in approving the Agreement.

3

If shareholders approve a reorganization, it is anticipated that the Target Fund will close to new investors as soon as practicable following shareholder approval through the consummation of the reorganization to facilitate a smooth transition of Target Fund shareholders to the Acquiring Fund. The Acquiring Fund will remain open for purchase during this period.
All investors who are invested in a Target Fund as of the date on which the Target Fund closed to new investors and remain invested in the Target Fund may continue to make additional investments in their existing accounts and may open new accounts in their name.

4

Statutory Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Balanced Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Small Cap Equity Fund
The following information replaces in its entirety the paragraphs under the heading “FUND SUMMARIES — Invesco Basic Balanced Fund — Principal Investment Strategies of the Fund”:
     “Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.
     The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.”
The following information replaces in its entirety the second, third, fourth, fifth, and sixth paragraphs under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Basic Balanced Fund — Objective and Strategies”:
     “The Fund may invest in income-producing equity instruments (subject to the policy below), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives.
     The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.
     In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Fund emphasizes a value style of investing and seeks income-producing securities which have attractive growth potential on an individual company basis. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
     The Fund may invest in securities which do not pay dividends or interest. The Fund may invest in securities that have above average volatility of price movement including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Fund will vary based upon the Fund’s investment performance. In an effort to reduce the portfolio’s overall exposure to any individual security price decline, the Fund spreads its investments over many different companies in a variety of industries.
AFG-STAT SUP-2 100610

1

     The Fund may invest to a greater degree in larger-sized companies, although the Fund is not required to do so exclusively and may invest in companies of any size including securities of small- and medium-sized companies. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Fund invests in small- and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.
     The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances affecting the desirability of a given investment.”
AFG-STAT SUP-2 100610

2

Statutory Prospectus Supplement dated August 10, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Balanced Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Small Cap Equity Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARIES – Invesco Global Core Equity Fund — Management of the Fund” of the prospectus:

“Portfolio Managers	Title	Length of Service

Ingrid Baker	Portfolio Manager	2008

W. Lindsay Davidson	Portfolio Manager	2008

Sargent McGowan	Portfolio Manager	2009

Anuja Singha	Portfolio Manager	2009

Stephen Thomas	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Global Core Equity Fund” in the prospectus:
•	“Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1999.
•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1984.
•	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.
•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
•	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.”

Statutory Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Balanced Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Small Cap Equity Fund
The following information replaces in its entirety the fourth, fifth and sixth paragraphs under the heading “FUND SUMMARIES — Invesco Basic Balanced Fund - Principal Investment Strategies of the Fund”:
“In selecting equity securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization companies that it believes possess characteristics for improved valuation. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although the Fund may invest to a larger degree in larger capitalization companies, the Fund may invest in securities of small or medium-sized companies, which often are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Such companies typically are also subject to a greater degree of change in earnings and business prospects than are larger, more established companies.
The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or the factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.”
The following information replaces in its entirety the fourth and fifth paragraphs under the heading “FUND SUMMARIES — Invesco Mid Cap Basic Value Fund - Principal Investment Strategies of the Fund”:
     “In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
     Investment opportunities for undervalued small- to medium-sized companies may be more limited than those in other sectors of the market. To facilitate the management of the Fund’s portfolio, the Fund may, from time to time, suspend the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen sales of its shares to new investors. Any such offerings of the Fund may commence and terminate at any time and without any prior notice.
     The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.
     The Fund emphasizes a value style of investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.”

1

The following information supersedes and replaces in its entirety the portfolio manager table under the heading “FUND SUMMARIES — Invesco Basic Balanced Fund — Management of the Fund” of the prospectus, as supplemented May 12, 2010:

“Portfolio Managers	Title	Length of Service

Thomas Bastian	Senior Portfolio Manager (lead)	2010
Chuck Burge	Senior Portfolio Manager	2009
John Craddock	Senior Portfolio Manager	2010
Cynthia Brien	Portfolio Manager	2009
Mark Laskin	Portfolio Manager	2010
Mary Jayne Maly	Portfolio Manager	2010
Sergio Marcheli	Portfolio Manager	2010
James Roeder	Portfolio Manager	2010”
The following information supersedes and replaces in its entirety the portfolio manager table under the heading “FUND SUMMARIES — Invesco Mid Cap Basic Value Fund — Management of the Fund” of the prospectus, as supplemented May 12, 2010:

“Portfolio Managers	Title	Length of Service

Thomas Copper	Portfolio Manager (lead)	2010
Sergio Marcheli	Portfolio Manager	2010
John Mazanec	Portfolio Manager	2010”
The following information replaces in its entirety the fifth, sixth, seventh, eighth and ninth paragraphs under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Basic Balanced Fund — Objective and Strategies”:
“In selecting equity securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization companies that it believes possess characteristics for improved valuation. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although the Fund may invest to a larger degree in larger capitalization companies, the Fund may invest in securities of small or medium-sized companies, which often are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Such companies typically are also subject to a greater degree of change in earnings and business prospects than are larger, more established companies.
The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or the factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

2

In selecting fixed-income securities, the portfolio managers utilize top-down decisions which take into account economic and market trends and bottom-up analysis of individual bond issuers and securities. Fund managers begin with an appropriate benchmark index in structuring the portfolio and determine appropriate risk factors to use in managing the Fund relative to that benchmark. Managers utilize recommendations from a globally interconnected team of independent specialists who employ a bottom-up approach and provide macro-level investment recommendations on such factors as duration, yield curve positioning and sector allocations, as well as individual security selection decisions. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. Decisions will typically depend on economic fundamentals, credit-related fundamentals, market supply and demand dynamics, market dislocations, and situation-specific opportunities.”
The following information replaces in its entirety the fifth and sixth paragraphs under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Mid Cap Basic Value Fund — Objective and Strategies”:
     “In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
     Investment opportunities for undervalued small- to medium-sized companies may be more limited than those in other sectors of the market. To facilitate the management of the Fund’s portfolio, the Fund may, from time to time, suspend the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen sales of its shares to new investors. Any such offerings of the Fund may commence and terminate at any time and without any prior notice.
     The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.
     The Fund emphasizes a value style of investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.”
The following information supersedes and replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Basic Balanced Fund” in the prospectus, as supplemented May 12, 2010:
•	“Thomas Bastian, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2003 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.

•	Mark Laskin, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

3

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1992 to 2010, she was associated with Van Kampen Asset Management in an investment management capacity.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1999 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.”
The following information supersedes and replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Mid Cap Basic Value Fund” in the prospectus, as supplemented May 12, 2010:
•	“Thomas Copper, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1986 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Sergio Marcheli, Portfolio Manager, who has responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity.

•	John Mazanec, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2008 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity. Prior to 2008, he worked as a portfolio manager at Wasatch Advisers.”

4

Statutory Prospectus Supplement dated May 12, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Balanced Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Small Cap Equity Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARIES — Invesco Basic Balanced Fund — Management of the Fund”:

“Portfolio Managers	Title	Service Date

R. Canon Coleman II	Senior Portfolio Manager (Lead)	2003

Chuck Burge	Senior Portfolio Manager	2009

Matthew Seinsheimer	Senior Portfolio Manager	2001

Michael Simon	Senior Portfolio Manager	2002

Cynthia Brien	Portfolio Manager	2009”
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARIES — Invesco Mid Cap Basic Value Fund — Management of the Fund”:

“Portfolio Managers	Title	Service Date

R. Canon Coleman II	Senior Portfolio Manager (Lead)	2003

Michael Simon	Senior Portfolio Manager	2001

Jonathan Edwards	Portfolio Manager	2008”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Basic Balanced Fund” in the prospectus:
•	“R. Canon Coleman II, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

•	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 2001.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Mid Cap Basic Value Fund” in the prospectus:
•	“R. Canon Coleman II, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

•	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 2001.

•	Jonathan Edwards, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.”

Prospectus	April 30, 2010

Invesco Basic Balanced Fund (BBLIX)
Invesco Global Core Equity Fund (AWSIX)
Invesco International Small Company Fund (IEGIX)
Invesco Mid Cap Basic Value Fund (MDICX)
Invesco Small Cap Equity Fund (SMEIX)

Institutional Classes

Invesco Basic Balanced Fund’s investment objective is long-term growth of capital and, secondarily, current income.

Invesco Global Core Equity Fund’s investment objective is long-term growth of capital.

Invesco International Small Company Fund’s investment objective is long-term growth of capital.

Invesco Mid Cap Basic Value Fund’s investment objective is long-term growth of capital.

Invesco Small Cap Equity Fund’s investment objective is long-term growth of capital.

This prospectus contains important information about the Institutional Class shares of the Funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Invesco International Small Company Fund limited public sales of its shares to certain investors as of the close of business on January 29, 2010.

Fund Summaries	1
Invesco Basic Balanced Fund	1
Invesco Global Core Equity Fund	2
Invesco International Small Company Fund	4
Invesco Mid Cap Basic Value Fund	6
Invesco Small Cap Equity Fund	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Invesco Basic Balanced Fund	10
Invesco Global Core Equity Fund	11
Invesco International Small Company Fund	11
Invesco Mid Cap Basic Value Fund	12
Invesco Small Cap Equity Fund	13

Fund Management	14
The Advisers	14
Adviser Compensation	14
Portfolio Managers	15

Other Information	15
Dividends and Distributions	15

Benchmark Descriptions	16

Financial Highlights	17

Hypothetical Investment and Expense Information	19

Shareholder Account Information	A-1
Suitability for Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-6
Important Notice Regarding Delivery of Security Holder Documents	A-6

Obtaining Additional Information	Back Cover

        Invesco Funds Group

Fund Summaries

INVESCO BASIC BALANCED FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.54%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.23

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.78

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$80	$249	$433	$966

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests without regard to market capitalization, in equity securities, preferred securities, convertible securities and bonds.

The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.

In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates, equity valuation and changes in fiscal and monetary policies. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification.

In selecting equity securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.
■	Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling if a more attractive investment opportunity is identified, a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified, but typically focused equity portfolio that offers value content greater than the broad equity market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The equity investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

In selecting fixed-income securities, the portfolio managers utilize top-down decisions which take into account economic and market trends and bottom-up analysis of individual bond issuers and securities. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. Decisions will typically depend on economic fundamentals, credit-related fundamentals, market supply and demand dynamics, market dislocations, and situation-specific opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

1        Invesco Funds Group

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 4.41%
Best Quarter (ended June 30, 2009): 20.35%
Worst Quarter (ended December 31, 2008): (20.79)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/30/04)
Return Before Taxes	35.52%	0.10%	2.92%
Return After Taxes on Distributions	34.73	(0.61)	2.31
Return After Taxes on Distributions and Sale of Fund Shares	23.32	(0.20)	2.27

S&P 500® Index	26.47	0.42	2.20

Custom Basic Balanced Index	14.81	2.17	3.84

Lipper Mixed-Asset Target Allocation Moderate Funds Index	24.65	2.33	3.58

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is September 28, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Bret Stanley	Senior Portfolio Manager (lead)	2001

Chuck Burge	Senior Portfolio Manager	2009

Matthew Seinsheimer	Senior Portfolio Manager	2001

Michael Simon	Senior Portfolio Manager	2002

Cynthia Brien	Portfolio Manager	2009

R. Canon Coleman II	Portfolio Manager	2003

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO GLOBAL CORE EQUITY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

2        Invesco Funds Group

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.44

Total Annual Fund Operating Expenses	1.24

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$126	$393	$681	$1,500

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of both foreign and domestic issuers.

Effective July 31, 2010, the immediately preceding sentence is replaced by the following sentence.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.81%
Best Quarter (ended June 30, 2009): 22.12%
Worst Quarter (ended December 31, 2008): (18.86)%

3        Invesco Funds Group

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (10/25/05)
Return Before Taxes	30.90%	2.31%	5.18%
Return After Taxes on Distributions	30.66	1.64	4.64
Return After Taxes on Distributions and Sale of Fund Shares	20.41	1.90	4.40

MSCI World IndexSM: Inception (10/31/05)	29.99	2.01	1.54

Lipper Global Large-Cap Core Funds Index: Inception (10/31/05)	31.35	2.82	2.70

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is December 29, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Erik Granade	Portfolio Manager	2008

Ingrid Baker	Portfolio Manager	2008

W. Lindsay Davidson	Portfolio Manager	2008

Sargent McGowan	Portfolio Manager	2009

Anuja Singha	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO INTERNATIONAL SMALL COMPANY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.93%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.18

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.12

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$114	$356	$617	$1,363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

4        Invesco Funds Group

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small international issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion.

The Fund’s portfolio managers do not intend to invest more than 35% of the Fund’s net assets in issuers located in developing countries.

The Fund may invest up to 20% of its net assets in securities of U.S. issuers. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign issuers.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying quality issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.14%
Best Quarter (ended June 30, 2009): 34.03%
Worst Quarter (ended December 31, 2008): (27.38)%

5        Invesco Funds Group

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (10/25/05)
Return Before Taxes	66.56%	10.63%	11.39%
Return After Taxes on Distributions	66.19	8.77	10.33
Return After Taxes on Distributions and Sale of Fund Shares	43.74	9.24	10.15

MSCI EAFE® Index: Inception (10/31/05)	31.78	3.54	2.84

MSCI World Ex-US Small Cap Index: Inception (10/31/05)	50.82	3.87	1.80

Lipper International Small/Mid-Cap Growth Funds Index: Inception (10/31/05)	54.44	7.01	5.15

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is August 31, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Shuxin Cao	Senior Portfolio Manager (lead)	2000

Jason Holzer	Senior Portfolio Manager (lead)	2000

Borge Endresen	Portfolio Manager	2002

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MID CAP BASIC VALUE FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.20

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.96

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$98	$306	$531	$1,178

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of mid-

6        Invesco Funds Group

capitalization issuers. The Fund invests primarily in equity securities. The Fund may also invest up to 25% of its total assets in foreign securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell Midcap® Index range from $262 million to $15.5 billion.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.
■	Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified but typically focused portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 11.03%
Best Quarter (ended June 30, 2009): 31.44%
Worst Quarter (ended December 31, 2008): (35.83)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/30/04)
Return Before Taxes	84.61%	3.79%	5.93%
Return After Taxes on Distributions	84.45	2.62	5.19
Return After Taxes on Distributions and Sale of Fund Shares	55.21	3.08	5.07

S&P 500® Index	26.47	0.42	2.20

Russell Midcap® Value Index	34.21	1.98	5.47

Lipper Mid-Cap Value Funds Index	39.74	1.89	4.41

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is December 31, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax

7        Invesco Funds Group

returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

R. Canon Coleman II	Portfolio Manager (lead)	2003

Michael Simon	Senior Portfolio Manager	2001

Bret Stanley	Senior Portfolio Manager	2001

Jonathan Edwards	Portfolio Manager	2008

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO SMALL CAP EQUITY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.74%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.16

Total Annual Fund Operating Expenses	0.90

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$92	$287	$498	$1,108

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.

In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the affect of leveraging the Fund’s portfolio.

The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that diversifies the Fund based on the industry group diversification of the S&P Small Cap 600 Index and generally maintains a maximum deviation from index industry groups of 350 basis points. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis focused on identifying high quality, fundamentally sound issuers operating in an attractive industry; attractively valued securities given their growth potential over a one- to two-year horizon; and the “timeliness” of a

8        Invesco Funds Group

purchase, respectively. The timeliness analysis includes a review of relative price strength, trading volume characteristics and trend analysis to look for signs of deterioration. If a stock shows signs of deterioration, it is generally not considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or issuer fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 8.75%
Best Quarter (ended June 30, 2009): 20.23%
Worst Quarter (ended December 31, 2008): (23.59)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/29/05)
Return Before Taxes	21.06%	2.09%	4.14%
Return After Taxes on Distributions	21.06	0.91	3.45
Return After Taxes on Distributions and Sale of Fund Shares	13.69	1.75	3.58

S&P 500® Index: Inception (04/30/05)	26.47	0.42	1.33

Russell 2000® Index: Inception (04/30/05)	27.17	0.51	3.03

Lipper Small-Cap Core Funds Index: Inception (04/30/05)	34.50	1.55	3.58

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is August 31, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Juliet Ellis	Senior Portfolio Manager (lead)	2004

Juan Hartsfield	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

9        Invesco Funds Group

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Invesco Basic Balanced Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital and, secondarily, current income. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests without regard to market capitalization, in equity securities, preferred securities, convertible securities and bonds.

The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.

In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates, equity valuation and changes in fiscal and monetary policies. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification.

In selecting equity securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value. An issuer’s market price must generally offer 50% appreciation potential to estimated intrinsic value over a 2 to 3 year time period. The portfolio managers believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.
■	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek established issuers which they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

The portfolio managers will consider selling if a more attractive investment opportunity is identified, a security is trading near or above the portfolio managers’ estimate of intrinsic value or a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified, but typically focused equity portfolio that offers value content greater than the broad equity market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The equity investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

In selecting fixed-income securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

In selecting securities, the portfolio managers utilize top-down decisions which take into account economic and market trends and bottom-up analysis of individual bond issuers and securities. Fund managers begin with an appropriate benchmark index in structuring the portfolio and determine appropriate risk factors to use in managing the Fund relative to that benchmark. Managers utilize recommendations from a globally interconnected team of independent specialists who employ a bottom-up approach and provide macro-level investment recommendations on such factors as duration, yield curve positioning and sector allocations, as well as individual security selection decisions. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. Decisions will typically depend on economic fundamentals, credit-related fundamentals, market supply and demand dynamics, market dislocations, and situation-specific opportunities.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure

10        Invesco Funds Group

of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Global Core Equity Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of both foreign and domestic issuers.

Effective July 31, 2010, the immediately preceding sentence is replaced by the following sentence.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund invests, under normal circumstances, in issuers located in at least three countries, including the U.S.

The Fund will usually maintain at least 20% of its total assets in U.S. dollar denominated securities.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries, i.e, those that are identified as in the initial stages of their industrial cycles.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its relative valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Invesco International Small Company Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small international issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month end data) plus the most recent data during the current month. As of December 31, 2009, the

11        Invesco Funds Group

capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small cap securities. These securities may include common securities, convertible bonds, convertible preferred securities and warrants.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S.

The Fund’s portfolio managers do not intend to invest more than 35% of the Fund’s net assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may invest up to 20% of its net assets in securities of U.S. issuers. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign issuers.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying quality issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Invesco Mid Cap Basic Value Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of mid-capitalization issuers. The Fund invests primarily in equity securities. The Fund may also invest up to 25% of its total assets in foreign securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell Midcap® Index range from $262 million to $15.5 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers in the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1,000 largest issuers domiciled in the United States. The issuers in the Russell Midcap®

12        Invesco Funds Group

Index represent approximately 30% of the total market capitalization of the Russell 1000® Index.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value. An issuer’s market price must generally offer 50% appreciation potential to estimated intrinsic value over a 2 to 3 year time period. The portfolio managers believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.
■	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek established issuers which they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified but typically focused portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Limited Number of Holdings Risk. Because a large percentage of the Fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Small Cap Equity Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.

In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the affect of leveraging the Fund’s portfolio.

The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.

The Fund may also invest up to 25% of its total assets in foreign securities.

13        Invesco Funds Group

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P Small Cap 600 Index which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or issuer fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, which is available at www.invesco.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.53% of Invesco Basic Balanced Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.80% of Invesco Global Core Equity Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.92% of Invesco International Small Company Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.74% of Invesco Mid Cap Basic Value Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.74% of Invesco Small Cap Equity Fund’s average daily net assets.

14        Invesco Funds Group

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Funds’ portfolio:

Invesco Basic Balanced Fund

■	Bret Stanley, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

■	Chuck Burge, Senior Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

■	Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

■	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 2001.

■	Cynthia Brien, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.

■	R. Canon Coleman II, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Global Core Equity Fund

■	Erik Granade, Portfolio Manager, Chief Investment Officer, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1996.

■	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1999.

■	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1984.

■	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

■	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

Invesco International Small Company Fund

■	Shuxin Cao, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1997.

■	Jason Holzer, (lead manager with respect to the Funds investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1996.

■	Borge Endresen, Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Mid Cap Basic Value Fund

■	R. Canon Coleman II, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

■	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 2001.

■	Bret Stanley, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

■	Jonathan Edwards, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.

Invesco Small Cap Equity Fund

■	Juliet Ellis, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.

■	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 2004.

All Funds
A lead manager generally has final authority over all aspects of a portion of the Funds’ investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Basic Balanced Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Global Core Equity Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco International Small Company Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Mid Cap Basic Value Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Small Cap Equity Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
Invesco Basic Balanced Fund generally declares and pays dividends from net investment income, if any, quarterly.

Invesco Global Core Equity Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco International Small Company Fund generally declares and pays dividends from net investment income, if any, annually.

15        Invesco Funds Group

Invesco Mid Cap Basic Value Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Small Cap Equity Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Basic Balanced Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Global Core Equity Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco International Small Company Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Mid Cap Basic Value Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Small Cap Equity Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Limited Fund Offering (Invesco International Small Company Fund)
The Fund limited public sales of its shares to new investors effective as of the close of business on January 29, 2010. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:

■	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

■	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

■	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

■	Retirement plans maintained pursuant to Section 457 of the Code; and

■	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.

At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.

The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.

Benchmark Descriptions

Custom Basic Balanced Index, created by Invesco to serve as a benchmark for Invesco Basic Balanced Fund, is composed of the following indexes: Russell 1000® Value (60%) and Barclays Capital U.S. Aggregate (40%). The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. An investment cannot be made directly in an index.

Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

Lipper International Small/Mid-Cap Growth Funds Index is an unmanaged index considered representative of international small/mid–cap growth funds tracked by Lipper.

Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

MSCI World Ex-US Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets, excluding those of the U.S.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

16        Invesco Funds Group

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
											expenses		expenses
				Net gains							to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period	Return(a)		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Basic Balanced Fund — Institutional Class
Year ended 12/31/09	$7.82	$0.20	(c)	$2.53 (d)	$2.73	$(0.22)	$10.33	35.52	%(d)	$378	0.76	%(e)	0.77	%(e)	2.29	%(e)	54%
Year ended 12/31/08	13.26	0.37	(c)	(5.38)	(5.01)	(0.43)	7.82	(38.44)		321	0.73		0.73		3.33		50
Year ended 12/31/07	13.25	0.34	(c)	0.04	0.38	(0.37)	13.26	2.89		6,685	0.69		0.69		2.53		44
Year ended 12/31/06	12.24	0.30	(c)	1.05	1.35	(0.34)	13.25	11.22		149	0.68		0.68		2.39		38
Year ended 12/31/05	11.86	0.22		0.40	0.62	(0.24)	12.24	5.28		34	0.67		0.67		2.06		90

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share would have been $2.46 and total returns would have been lower.
(e)	Ratios are based on average daily net assets (000’s omitted) of $346.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Invesco Global Core Equity Fund — Institutional Class
Year ended 12/31/09	$9.61	$0.17	$2.82	$2.99	$(0.15)	$—	$(0.15)	$12.45	31.17%	$11	1.24	%(e)	1.24	%(e)	1.79	%(e)	43%
Year ended 12/31/08	15.77	0.22	(6.34)	(6.12)	(0.04)	—	(0.04)	9.61	(38.79)	118	0.97		0.98		1.57		146
Year ended 12/31/07	16.17	0.26	0.19	0.45	(0.31)	(0.54)	(0.85)	15.77	2.84	111,805	0.93		0.96		1.59		35
Year ended 12/31/06	13.98	0.22	2.83	3.05	(0.24)	(0.62)	(0.86)	16.17	21.81	51,005	0.98		1.03		1.43		24
Year ended 12/31/05(f)	13.90	0.04	0.86	0.90	(0.16)	(0.66)	(0.82)	13.98	6.48	2,542	1.09	(g)	1.14	(g)	1.44	(g)	51

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $28.
(f)	Commencement date of October 25, 2005.
(g)	Annualized.

17        Invesco Funds Group

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Invesco International Small Company Fund — Institutional Class
Year ended 12/31/09	$9.13	$0.28	(d)	$5.79	$6.07	$(0.22)	$—	$(0.22)	$14.98	66.56%	$34,269	1.10	%(e)	1.11	%(e)	2.26	%(e)	26%
Year ended 12/31/08	22.47	0.32	(d)	(12.52)	(12.20)	(0.45)	(0.69)	(1.14)	9.13	(54.02)	15,762	1.13		1.14		1.82		19
Year ended 12/31/07	24.14	0.43	(d)	3.80	4.23	(0.49)	(5.41)	(5.90)	22.47	17.90	42,253	1.08		1.11		1.55		40
Year ended 12/31/06	20.52	0.33	(d)	7.55	7.88	(0.33)	(3.93)	(4.26)	24.14	38.73	19,384	1.14		1.18		1.33		69
Year ended 12/31/05(f)	18.73	0.03		2.61	2.64	(0.06)	(0.79)	(0.85)	20.52	14.19	972	1.18	(g)	1.21	(g)	0.85	(g)	60

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are based on average daily net assets (000’s omitted) of $22,737.
(f)	Commencement date of October 25, 2005.
(g)	Annualized.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Mid Cap Basic Value Fund — Institutional Class
Year ended 12/31/09	$5.83	$0.01	(c)	$4.92	$4.93	$(0.06)	$—	$(0.06)	$10.70	84.61%	$31,183	0.94	%(d)	0.95	%(d)	0.12	%(d)	57%
Year ended 12/31/08	13.94	0.09	(c)	(7.26)	(7.17)	—	(0.94)	(0.94)	5.83	(51.02)	27,946	0.91		0.92		0.78		78
Year ended 12/31/07	14.08	0.16		1.23	1.39	(0.15)	(1.38)	(1.53)	13.94	9.91	66,109	0.87		0.90		1.11		44
Year ended 12/31/06	14.62	0.05	(c)	1.27	1.32	—	(1.86)	(1.86)	14.08	9.15	44,013	0.92		0.98		0.30		46
Year ended 12/31/05	13.17	0.01		1.44	1.45	—	—	—	14.62	11.01	25,174	0.92		0.98		(0.08)		29

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are based on average daily net assets (000’s omitted) of $31,665.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Distributions				net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	gains	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Small Cap Equity Fund — Institutional Class
Year ended 12/31/09	$8.12	$0.02	(c)	$1.69	$1.71	$—	$9.83	21.06%	$38,971	0.90	%(d)	0.90	%(d)	0.21	%(d)	40%
Year ended 12/31/08	11.96	0.04	(c)	(3.76)	(3.72)	(0.12)	8.12	(31.07)	23,957	0.84		0.84		0.37		51
Year ended 12/31/07	12.40	0.01	(c)	0.66	0.67	(1.11)	11.96	5.50	38,463	0.84		0.89		0.11		49
Year ended 12/31/06	12.33	0.01	(c)	2.17	2.18	(2.11)	12.40	17.45	17,122	0.90		1.01		0.04		56
Year ended 12/31/05(e)	11.69	(0.01)		2.05	2.04	(1.40)	12.33	17.31	4,712	0.87	(f)	0.98	(f)	(0.20	)(f)	52

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.
(c)	Calculated using average shares outstanding.
(d)	Ratios are based on average daily net assets (000’s omitted) of $30,501.
(e)	Commencement date of April 29, 2005.
(f)	Annualized.

18        Invesco Funds Group

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and

■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ Institutional classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Basic Balanced Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.62%	13.20%	17.98%	22.96%	28.15%	33.55%	39.19%	45.06%	51.19%
End of Year Balance	$10,422.00	$10,861.81	$11,320.18	$11,797.89	$12,295.76	$12,814.64	$13,355.42	$13,919.02	$14,506.40	$15,118.57
Estimated Annual Expenses	$79.65	$83.01	$86.51	$90.16	$93.97	$97.93	$102.06	$106.37	$110.86	$115.54

Invesco Global Core Equity Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.76%	7.66%	11.71%	15.91%	20.27%	24.79%	29.48%	34.35%	39.40%	44.64%
End of Year Balance	$10,376.00	$10,766.14	$11,170.94	$11,590.97	$12,026.79	$12,479.00	$12,948.21	$13,435.06	$13,940.22	$14,464.37
Estimated Annual Expenses	$126.33	$131.08	$136.01	$141.12	$146.43	$151.94	$157.65	$163.58	$169.73	$176.11

Invesco International Small Company Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.91%	12.10%	16.45%	20.96%	25.66%	30.53%	35.60%	40.86%	46.33%
End of Year Balance	$10,388.00	$10,791.05	$11,209.75	$11,644.69	$12,096.50	$12,565.84	$13,053.40	$13,559.87	$14,085.99	$14,632.53
Estimated Annual Expenses	$114.17	$118.60	$123.20	$127.98	$132.95	$138.11	$143.47	$149.03	$154.82	$160.82

Invesco Mid Cap Basic Value Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.28%	42.82%	48.59%
End of Year Balance	$10,404.00	$10,824.32	$11,261.62	$11,716.59	$12,189.94	$12,682.42	$13,194.79	$13,727.86	$14,282.46	$14,859.47
Estimated Annual Expenses	$97.94	$101.90	$106.01	$110.30	$114.75	$119.39	$124.21	$129.23	$134.45	$139.88

Invesco Small Cap Equity Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End of Year Balance	$10,410.00	$10,836.81	$11,281.12	$11,743.65	$12,225.13	$12,726.37	$13,248.15	$13,791.32	$14,356.76	$14,945.39
Estimated Annual Expenses	$91.85	$95.61	$99.53	$103.61	$107.86	$112.28	$116.89	$121.68	$126.67	$131.86

1 Your actual expenses may be higher or lower than those shown.

19        Invesco Funds Group

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds (Invesco Funds). The following information is about the Institutional Classes of these Invesco Funds, which are offered to certain eligible institutional investors.

Additional information is available on the Internet at www.invesco.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same website or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediary acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100MM in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100MM in combined DC and DB assets)	$10M	$0

Banks, Trust Companies and certain other financial intermediaries	$10M	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1M	$0

Foundations or Endowments	$1M	$0

Other institutional investors	$1M	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Fund of Funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc.,
P.O. Box 0843,
Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank
ABA/Routing #: 011001234
Beneficiary Account Number: 729639
Beneficiary Account Name: Invesco Investment Services, Inc.
RFB: Fund Name, Reference #
OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        The Invesco Funds—Institutional Class

INSTCL—04/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the Securities and Exchange Commission (SEC), such as when the NYSE restricts or suspends trading.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco China Fund Invesco Developing Markets Fund Invesco Floating Rate Fund Invesco Global Core Equity Fund Invesco Global Equity Fund Invesco Global Growth Fund	Invesco Global Real Estate Fund Invesco Global Small & Mid Cap Growth Fund Invesco High Yield Fund Invesco International Allocation Fund Invesco International Core Equity Fund	Invesco International Growth Fund Invesco International Small Company Fund Invesco International Total Return Fund Invesco Japan Fund Invesco Trimark Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.

■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares

You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal

A-2        The Invesco Funds—Institutional Class

income tax. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Distributors, Inc. (“Invesco Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.

■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

A-3        The Invesco Funds—Institutional Class

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

A-4        The Invesco Funds—Institutional Class

Invesco High Income Municipal Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests, and the prospectuses for such other open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403,

A-5        The Invesco Funds—Institutional Class

408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Distributors, the distributor or the Funds and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Funds’ Boards of Trustees (collectively, the Board).

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-6        The Invesco Funds—Institutional Class

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Basic Balanced Fund Invesco Global Core Equity Fund Invesco International Small Company Fund and	Invesco Mid Cap Basic Value Fund Invesco Small Cap Equity Fund
SEC 1940 Act file number: 811-01540

invesco.com AFG-PRO-1

Part B
STATEMENT OF ADDITIONAL INFORMATION
December 30, 2010
To the
Registration Statement on Form N-14 Filed by:
AIM Funds Group (Invesco Funds Group)
On behalf of Invesco Global Core Equity Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the Joint Special Meeting of Shareholders of Invesco Global Fund, Invesco Global
Dividend Growth Securities Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van
Kampen Global Franchise Fund, to be held on April 14, 2011.
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus of Invesco Global Fund, Invesco Global Dividend Growth Securities Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund, dated December 30, 2010, relating specifically to the Joint Special Meeting of Shareholders of such Target Funds to be held on April 14, 2011 (the “Proxy Statement/Prospectuses”). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

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General Information
This Statement of Additional Information relates to the (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Target Fund is a series of AIM Investment Funds (Invesco Investment Funds). Invesco Global Core Equity Fund is a series of AIM Funds Group (Invesco Funds Group).

Target Fund	Acquiring Fund
Invesco Global Fund Invesco Global Dividend Growth Securities Fund Invesco Van Kampen Global Equity Allocation Fund Invesco Van Kampen Global Franchise Fund	Invesco Global Core Equity Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated December 23, 2010, for AIM Funds Group (Invesco Funds Group) with respect to Invesco Global Core Equity Fund (filed via EDGAR on December 23, 2010, Accession No. 0000950123-10-116141).

2.	The unaudited financial statements included in the AIM Funds Group (Invesco Funds Group) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to Invesco Global Core Equity Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083728).

3.	The audited financial statements and related report of the independent public accounting firm included in the AIM Funds Group (Invesco Funds Group) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to Invesco Global Core Equity Fund (filed via EDGAR on March 5, 2010, Accession No. 0000950123-10-021441).

4.	Statement of Additional Information dated November 29, 2010, for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Global Fund (filed via EDGAR on November 24, 2010, Accession No. 0000950123-10-108714) (the “AIF SAI”).

5.	Supplement dated December 9, 2010, 2010 to the AIF SAI (filed via EDGAR on December 9, 2010, Accession No. 0000950123-10-112417).

6.	The unaudited financial statements included in the AIM Investment Funds (Invesco Investment Funds) Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2010, with respect to Invesco Global Fund (filed via EDGAR on July 8, 2010, Accession No. 0000950123-10-064234).

7.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2009, with respect to Invesco Global Fund (filed via EDGAR on January 7, 2010, Accession No. 0000950123-10-000899).

8.	Statement of Additional Information dated December 22, 2010, for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Global Dividend Growth Securities Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund (filed via EDGAR on December 21, 2010, Accession No. 0000950123-10-115402).

9.	The unaudited financial statements included in AIM Investment Funds (Invesco Investment Funds) Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2010, with

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respect to Invesco Global Dividend Growth Securities Fund (filed on December 6, 2010, Accession No. 0000950123-10-111027).

10.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Global Dividend Growth Securities Annual Report to Shareholders for the fiscal year ended March 31, 2010, with respect to the predecessor fund of Invesco Global Dividend Growth Securities Fund (filed via EDGAR on May 28, 2010, Accession No. 0001104659-10-031517).

11.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended June 30, 2010, with respect to Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083880).
Pro Forma Financial Information

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Pro Forma Financial Information
Invesco Van Kampen Global Franchise Fund, Invesco Global Fund, Invesco Global
Dividend Growth Securities Fund and Invesco Van Kampen Global Equity Fund into
Invesco Global Core Equity Fund
     The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No Reorganization is contingent upon any other reorganization.

12 Month Period
Target Fund	Acquiring Fund	Ended
Invesco Van Kampen Global Franchise Fund Invesco Global Fund Invesco Global Dividend Growth Securities Fund Invesco Van Kampen Global Equity Allocation Fund	Invesco Global Core Equity Fund	June 30, 2010
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganizations. The Target Funds and the Acquiring Fund are each series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the reorganization were to have taken place on the period ended date in Note 1.

			Invesco	Invesco
	Invesco		Global Dividend	Van Kampen Global
	Van Kampen Global	Invesco Global	Growth Securities	Equity Allocation
	Franchise Fund	Fund	Fund	Fund
	(Target Fund)	(Target Fund)	(Target Fund)	(Target Fund)	Acquiring Fund
Target Funds Share Class	Shares Received	Shares Received	Shares Received	Shares Received	Share Class
Class A	87,541,424	994,975	24,808,473	13,192,743	Class A
Class B	21,634,964	239,094	6,688,951 *	1,588,204 *	Class B
Class C	20,801,720	346,122	582,108	2,137,444	Class C
Class R	—	61,603	—	—	Class R
Class Y	6,562,418	18,535	196,372	16,343	Class Y
Institutional Class	—	588	—	—	Institutional Class

*	Class B shareholders will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Van Kampen Global Franchise Fund (Target Fund)	$1,458,076,050	June 30, 2010
Invesco Global Fund (Target Fund)	17,713,798	June 30, 2010
Invesco Global Dividend Growth Securities Fund (Target Fund)	348,377,976	June 30, 2010
Invesco Van Kampen Global Equity Allocation Fund (Target Fund)	182,054,556	June 30, 2010
Invesco Global Core Equity Fund (Acquiring Fund)	72,275,104	June 30, 2010
Invesco Global Core Equity Fund (Pro Forma Combined)	2,078,497,484	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(139,947)
Administrative services fees (2)	(358,571)
Distribution fees (3)	1,213,024
Professional fees (4)	(187,156)
Trustees’ and officers fees and benefits (5)	(58,400)
Fee waiver and/or expense reimbursements (1)	(2,601,654)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.00% and 1.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. In addition, Invesco Distributors, Inc., the Acquiring Fund’s distributor has agreed through at least June 30, 2013, to waive distribution fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.52% of average daily net assets. Fee waiver and/or expense reimbursements include this adjustment. Unless the Board of the Trustees and Invesco mutually agree to amend or continue these fee waiver agreements, they will terminate on June 30, 2013.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the changes in contractual rates due to the reorganization of share classes. Correspondingly, fee waiver and/or expense reimbursement has been adjusted to reflect the contractual 12b-1 fee limitation on Class B shares discussed in note (1) above.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
Target Fund — Invesco Van Kampen Global Franchise Fund, Target Fund — Invesco Global Fund, Target Fund — Invesco Global Dividend Growth Securities Fund and Target Fund Invesco Van Kampen Global Equity Allocation Fund are expected to incur an estimated $1,140,000, $50,000, $350,000 and $300,000, respectively, in reorganization costs. These costs represent the estimated non recurring expense of the Target Funds carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Funds. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the reorganization.
Note 5 — Repositioning Costs
The Invesco Van Kampen Global Franchise Fund Reorganization may result in the sale of some of the portfolio securities of the Invesco Van Kampen Global Franchise Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities in connection with the Invesco Van Kampen Global Franchise Fund Reorganization are estimated to have a 47 basis point impact on Invesco Van Kampen Global Franchise Fund’s asset base.
The sale of such portfolio securities in connection with the Invesco Van Kampen Global Franchise Fund Reorganization may also result in the realization of capital gains to the Acquiring Fund. The estimated amount of net capital gains to be realized by the Acquiring Fund as of the most recent balance sheet date of Invesco Van Kampen Global Franchise Fund is approximately $105 million. It is anticipated that any net gains may be offset by the combined capital loss carryforward of the Acquiring Fund and will not result in any capital gains to be distributed to shareholders by the Acquiring Fund.
Note 6 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, investment objective, investment strategy and policies/restrictions of the Acquiring Fund. The expense structure of the surviving fund will reflect the management fee of the Acquiring Fund and the lower expense ratio of Target Fund-Invesco Global Dividend Growth Securities Fund.
Note 7 — Capital Loss Carryforward
At June 30, 2010, Target Fund — Invesco Van Kampen Global Franchise Fund had a capital loss carryforward of approximately $202,287,358. At October 31, 2009, Target Fund — Invesco Global Fund had a capital loss carryforward of approximately $11,341,875. At March 31, 2010, Target Fund - Invesco Global Dividend Growth Securities Fund had a capital loss carryforward of approximately $133,985,734. At June 30, 2010, Target Fund — Invesco Van Kampen Global Equity Allocation Fund had a capital loss carryforward of approximately $24,594,452. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $36,398,120. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

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Please detach at perforation before mailing.

INVESCO GLOBAL DIVIDEND GROWTH SECURITIES FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM INVESTMENT FUNDS
(INVESCO INVESTMENT FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 14, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 14, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	INV-GDGS_22136_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 14, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22136
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Global Core Equity Fund (the “Acquiring Fund”), a series of AIM Funds Group (Invesco Funds Group), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
INV-GDGS_22136_012111

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VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 14, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 14, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	IVK-GEA_22136_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 14, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22136
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Global Core Equity Fund (the “Acquiring Fund”), a series of AIM Funds Group (Invesco Funds Group), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
IVK-GEA_22136_012111

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

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VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO GLOBAL FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM INVESTMENT FUNDS
(INVESCO INVESTMENT FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 14, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 14, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	INV-G_22136_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 14, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22136
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Global Core Equity Fund (the “Acquiring Fund”), a series of AIM Funds Group (Invesco Funds Group), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
INV-G_22136_012111

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO VAN KAMPEN GLOBAL FRANCHISE FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM INVESTMENT FUNDS
(INVESCO INVESTMENT FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 14, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 14, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	IVK-GF_22136_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 14, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22136
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Global Core Equity Fund (the “Acquiring Fund”), a series of AIM Funds Group (Invesco Funds Group), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
IVK-GF_22136_012111